UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05002

Deutsche DWS Variable Series II

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                    as of September 30, 2018 (Unaudited)

DWS Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 55.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	1,856,162	16,482,722
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	3,263,654	35,639,101
DWS Floating Rate Fund "Institutional" (a)	3,353,144	27,629,903
DWS Global Macro Fund "Institutional"* (a)	54,415	546,869
DWS RREEF Global Infrastructure Fund "Institutional" (a)	923,880	13,119,103
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	1,532,074	13,620,139
DWS RREEF Real Estate Securities Fund "Institutional" (a)	869,408	17,727,221
Total Mutual Funds (Cost $126,660,672)		124,765,058
Exchange-Traded Funds 37.6%
Invesco DB U.S. Dollar Index Bullish Fund	332,113	8,389,174
iShares Global Infrastructure ETF	456,035	19,208,194
iShares JP Morgan USD Emerging Markets Bond ETF	48,600	5,239,566
iShares U.S. Preferred Stock ETF	301,540	11,196,180
SPDR Bloomberg Barclays Convertible Securities ETF	648,740	34,993,036
Vanguard Real Estate ETF	65,383	5,275,101
Total Exchange-Traded Funds (Cost $82,555,799)		84,301,251
Cash Equivalents 6.5%
DWS Central Cash Management Government Fund, 2.03% (a) (Cost $14,518,280)	14,518,280	14,518,280
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $223,734,751)	99.8	223,584,589
Other Assets and Liabilities, Net	0.2	412,626
Net Assets	100.0	223,997,215

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Mutual Funds 55.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
16,551,326	1,163,682	—	—	(1,232,286)	—	—	1,856,162	16,482,722
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
25,128,692	13,640,862	—	—	(3,130,453)	—	—	3,263,654	35,639,101
DWS Floating Rate Fund "Institutional" (a)
13,334,203	14,268,746	—	—	26,954	—	—	3,353,144	27,629,903
DWS Global Macro Fund "Institutional" (a)
—	530,000	—	—	16,869	—	—	54,415	546,869
DWS RREEF Global Infrastructure Fund "Institutional" (a)
20,825,265	243,868	6,879,000	(79,375)	(991,655)	6,958,375	—	923,881	13,119,103
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
14,968,792	2,282,179	3,088,000	(206,519)	(336,313)	3,294,519	—	1,532,074	13,620,139
DWS RREEF Real Estate Securities Fund "Institutional" (a)
7,376,866	11,305,683	1,220,000	(233,409)	498,081	1,453,409	—	869,408	17,727,221

Cash Equivalents 6.5%
DWS Central Cash Management Government Fund, 2.03% (a)
12,941,460	67,355,337	65,778,517	—	—	145,702	—	14,518,280	14,518,280
111,126,604	110,790,357	76,965,517	(519,303)	(5,148,803)	11,852,005	—	26,371,018	139,283,338

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$124,765,058	$—	$—	$124,765,058
Exchange-Traded Funds	84,301,251	—	—	84,301,251
Short-Term Investments	14,518,280	—	—	14,518,280
Total	$223,584,589	$—	$—	$223,584,589

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS Global Equity VIP

	Shares	Value ($)
Common Stocks 97.6%
Canada 6.5%
Agnico Eagle Mines Ltd.	3,595	122,949
Alimentation Couche-Tard, Inc. "B"	6,300	315,134
Brookfield Asset Management, Inc. "A"	18,200	810,063
Canada Goose Holdings, Inc.*	4,900	315,627
Toronto-Dominion Bank	6,600	401,064
(Cost $1,136,336)		1,964,837
China 7.1%
Alibaba Group Holding Ltd. (ADR)*	3,000	494,280
China Life Insurance Co., Ltd. "H"	154,000	349,770
China Literature Ltd. 144A*	14	88
Momo, Inc. (ADR)*	5,500	240,900
New Oriental Education & Technology Group, Inc. (ADR)*	2,455	181,694
Ping An Insurance (Group) Co. of China Ltd. "H"	41,500	421,449
Tencent Holdings Ltd.	11,100	458,273
(Cost $2,008,024)		2,146,454
Finland 0.9%
Sampo Oyj "A" (Cost $249,467)	5,500	284,806
France 2.5%
TOTAL SA	5,300	343,615
VINCI SA	4,400	419,009
(Cost $749,271)		762,624
Germany 9.8%
adidas AG	985	241,192
Allianz SE (Registered)	2,900	646,473
BASF SE	3,200	284,411
Deutsche Boerse AG	3,200	428,753
Evonik Industries AG	11,000	394,002
Fresenius Medical Care AG & Co. KGaA	6,107	628,080
Siemens AG (Registered)	2,800	358,709
(Cost $2,544,322)		2,981,620
Ireland 1.5%
Kerry Group PLC "A" (a)	3,721	411,506
Kerry Group PLC "A" (a)	379	41,825
(Cost $278,106)		453,331
Japan 4.6%
Kao Corp.	3,000	242,228
Keyence Corp.	600	348,425
Komatsu Ltd.	7,400	225,087
Mitsubishi UFJ Financial Group, Inc.	44,200	275,851
SMC Corp.	900	288,013
(Cost $1,480,561)		1,379,604
Luxembourg 2.4%
Eurofins Scientific SE	700	397,427
Globant SA*	5,433	320,493
(Cost $433,497)		717,920
Malaysia 0.6%
IHH Healthcare Bhd. (Cost $177,866)	136,600	171,967
Norway 0.5%
Marine Harvest ASA (Cost $82,231)	7,200	166,802
Sweden 1.9%
Assa Abloy AB "B"	10,800	217,096
Spotify Technology SA*	2,000	361,660
(Cost $515,832)		578,756
Switzerland 4.6%
Lonza Group AG (Registered)*	2,700	921,643
Nestle SA (Registered)	5,509	459,289
(Cost $637,330)		1,380,932
United Kingdom 5.9%
Aon PLC	2,070	318,325
Compass Group PLC	14,000	311,304
Experian PLC	16,400	421,209
Farfetch Ltd. "A"*	828	22,547
Halma PLC	21,400	403,051
Spirax-Sarco Engineering PLC	3,200	304,474
(Cost $1,177,687)		1,780,910
United States 48.8%
A.O. Smith Corp.	3,500	186,795
Activision Blizzard, Inc.	6,800	565,692
Alphabet, Inc. "A"*	580	700,106
American Express Co.	3,200	340,768
AMETEK, Inc.	6,300	498,456
Amphenol Corp. "A"	6,000	564,120
Apple, Inc.	1,335	301,363
Applied Materials, Inc.	6,300	243,495
Becton, Dickinson & Co.	2,705	706,005
Boeing Co.	850	316,115
Bristol-Myers Squibb Co.	3,250	201,760
CBRE Group, Inc. "A"*	4,700	207,270
Danaher Corp.	6,300	684,558
Ecolab, Inc.	2,460	385,679
EOG Resources., Inc.	3,300	420,981
EPAM Systems, Inc.*	2,550	351,135
Equifax, Inc.	1,200	156,684
Evolent Health, Inc. "A"*	13,400	380,560
Fidelity National Information Services, Inc.	3,000	327,210
Intuit, Inc.	1,600	363,840
JPMorgan Chase & Co.	6,664	751,966
Las Vegas Sands Corp.	2,850	169,090
MasterCard, Inc. "A"	3,500	779,135
McDonald's Corp.	2,700	451,683
Microsoft Corp.	5,000	571,850
Mondelez International, Inc. "A"	7,100	305,016
NVIDIA Corp.	1,580	444,012
Progressive Corp.	15,200	1,079,808
Schlumberger Ltd.	4,500	274,140
ServiceNow, Inc.*	1,220	238,669
T-Mobile U.S., Inc.*	6,500	456,170
TJX Companies, Inc.	3,500	392,070
Union Pacific Corp.	1,517	247,013
Zoetis, Inc.	7,800	714,168
(Cost $9,213,901)		14,777,382
Total Common Stocks (Cost $20,684,431)		29,547,945
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (b) (c) (Cost $265)	265	265
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 2.03% (b) (Cost $624,229)	624,229	624,229
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,308,925)	99.7	30,172,439
Other Assets and Liabilities, Net	0.3	104,890
Net Assets	100.0	30,277,329

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (b) (c)
395,119	—	394,854 (d)	—	—	2,380	—	265	265
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 2.03% (b)
480,743	7,163,721	7,020,235	—	—	3,612	—	624,229	624,229
875,862	7,163,721	7,415,089	—	—	5,992	—	624,494	624,494

*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At September 30, 2018 the DWS Global Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	6,109,096	21%
Information Technology	5,256,798	18%
Health Care	4,806,168	16%
Industrials	3,638,660	12%
Communication Services	2,782,889	9%
Consumer Discretionary	2,579,487	9%
Consumer Staples	1,941,800	7%
Materials	1,187,041	4%
Energy	1,038,736	3%
Real Estate	207,270	1%
Total	29,547,945	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,964,837	$—	$—	$1,964,837
China	2,146,454	—	—	2,146,454
Finland	284,806	—	—	284,806
France	762,624	—	—	762,624
Germany	2,981,620	—	—	2,981,620
Ireland	453,331	—	—	453,331
Japan	1,379,604	—	—	1,379,604
Luxembourg	717,920	—	—	717,920
Malaysia	171,967	—	—	171,967
Norway	166,802	—	—	166,802
Sweden	578,756	—	—	578,756
Switzerland	1,380,932	—	—	1,380,932
United Kingdom	1,780,910	—	—	1,780,910
United States	14,777,382	—	—	14,777,382
Short-Term Investments (e)	624,494	—	—	624,494
Total	$30,172,439	$—	$—	$30,172,439

(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS International Growth VIP

	Shares	Value ($)
Common Stocks 97.3%
Argentina 0.2%
Grupo Supervielle SA (ADR) (a) (Cost $60,543)	3,900	29,913
Brazil 0.4%
Pagseguro Digital Ltd. "A"* (Cost $70,885)	2,615	72,357
Canada 9.2%
Agnico Eagle Mines Ltd.	4,850	165,666
Alimentation Couche-Tard, Inc. "B"	4,081	204,137
Brookfield Asset Management, Inc. "A"	9,386	417,761
Canada Goose Holdings, Inc.*	3,186	205,222
Canadian National Railway Co.	2,908	260,935
Gildan Activewear, Inc.	2,865	87,171
Toronto-Dominion Bank	4,295	260,995
(Cost $1,090,589)		1,601,887
Cayman Islands 0.2%
Farfetch Ltd. "A"* (Cost $23,945)	1,000	27,230
China 8.6%
Alibaba Group Holding Ltd. (ADR)*	1,800	296,568
China Life Insurance Co., Ltd. "H"	80,000	181,698
Minth Group Ltd.	26,870	110,866
Momo, Inc. (ADR)*	3,200	140,160
New Oriental Education & Technology Group, Inc. (ADR)*	1,800	133,218
Ping An Healthcare and Technology Co., Ltd. 144A*	2,100	14,030
Ping An Insurance (Group) Co. of China Ltd. "H"	30,500	309,740
Tencent Holdings Ltd.	7,500	309,644
(Cost $1,301,450)		1,495,924
Denmark 0.7%
Chr Hansen Holding AS (Cost $100,652)	1,148	116,536
Finland 1.1%
Sampo Oyj "A" (Cost $183,782)	3,765	194,962
France 10.8%
Capgemini SE	2,000	251,716
LVMH Moet Hennessy Louis Vuitton SE	880	311,217
Schneider Electric SE	2,200	177,014
SMCP SA 144A*	6,200	172,764
Teleperformance	1,174	221,500
TOTAL SA	4,716	305,753
VINCI SA	2,630	250,453
Vivendi SA	7,074	182,088
(Cost $1,639,996)		1,872,505
Germany 14.2%
adidas AG	587	143,736
Allianz SE (Registered)	1,467	327,026
BASF SE	2,225	197,755
Continental AG	587	102,196
Deutsche Boerse AG	2,693	360,822
Deutsche Post AG (Registered)	3,354	119,590
Evonik Industries AG	7,300	261,474
Fresenius Medical Care AG & Co. KGaA	3,981	409,429
Infineon Technologies AG	5,190	117,926
LANXESS AG	2,249	164,715
SAP SE	811	99,811
Siemens AG (Registered)	1,370	175,511
(Cost $2,384,800)		2,479,991
Hong Kong 0.8%
Techtronic Industries Co., Ltd. (Cost $51,080)	21,597	137,941
Ireland 1.2%
Kerry Group PLC "A" (Cost $131,801)	1,955	216,204
Italy 1.1%
Luxottica Group SpA (Cost $176,770)	2,892	196,496
Japan 9.2%
Daikin Industries Ltd.	2,100	279,550
FANUC Corp.	700	131,966
Fast Retailing Co., Ltd.	300	152,931
Hoya Corp.	3,400	201,989
Kao Corp.	1,100	88,817
Keyence Corp.	400	232,283
Komatsu Ltd.	5,400	164,253
MISUMI Group, Inc.	4,911	127,076
Mitsubishi UFJ Financial Group, Inc.	36,600	228,420
(Cost $1,483,736)		1,607,285
Korea 1.4%
Samsung Electronics Co., Ltd. (Cost $253,931)	5,868	245,723
Luxembourg 2.8%
Eurofins Scientific	460	261,167
Globant SA*	3,947	232,833
(Cost $340,914)		494,000
Macau 0.8%
Sands China Ltd. (Cost $163,702)	30,800	139,475
Malaysia 0.8%
IHH Healthcare Bhd. (Cost $154,924)	111,500	140,368
Netherlands 4.2%
Adyen NV 144A*	11	8,978
ASML Holding NV	1,244	232,396
Core Laboratories NV	755	87,452
ING Groep NV	15,743	204,426
Koninklijke Philips NV	4,206	191,599
(Cost $694,202)		724,851
Norway 0.5%
Marine Harvest ASA (Cost $46,840)	4,065	94,174
Singapore 2.1%
DBS Group Holdings Ltd. (Cost $305,399)	19,100	364,521
South Africa 0.9%
Naspers Ltd. "N" (Cost $173,160)	745	160,769
Sweden 2.8%
Assa Abloy AB "B"	8,701	174,903
Nobina AB 144A	21,995	157,401
Spotify Technology SA*	885	160,034
(Cost $414,862)		492,338
Switzerland 8.3%
Julius Baer Group Ltd.*	3,150	157,628
Lonza Group AG (Registered)*	1,638	559,130
Nestle SA (Registered)	3,349	279,209
Novartis AG (Registered)	3,078	264,707
Roche Holding AG (Genusschein)	783	189,686
(Cost $1,104,349)		1,450,360
Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $127,110)	21,000	180,542
United Kingdom 6.0%
Clinigen Healthcare Ltd.*	7,967	87,798
Compass Group PLC	8,050	179,000
Experian PLC	15,639	401,664
Halma PLC	6,129	115,435
Prudential PLC	11,150	255,707
(Cost $866,887)		1,039,604
United States 8.0%
Activision Blizzard, Inc.	2,012	167,378
Amphenol Corp. "A"	1,134	106,619
Celgene Corp.*	939	84,031
Ecolab, Inc.	688	107,865
EPAM Systems, Inc.*	1,188	163,588
Marsh & McLennan Companies, Inc.	2,128	176,028
MasterCard, Inc. "A"	850	189,219
NVIDIA Corp.	673	189,126
Schlumberger Ltd.	1,698	103,442
Thermo Fisher Scientific, Inc.	429	104,710
(Cost $799,196)		1,392,006
Total Common Stocks (Cost $14,145,505)		16,967,962
Warrants 0.0%
France
Parrot SA Expiration Date 12/15/2022* (b)	924	50
Parrot SA Expiration Date 12/22/2022* (b)	924	55
Total Warrants (Cost $0)		105
Preferred Stocks 0.1%
United States
Providence Service Corp. (b) (Cost $13,600)	136	22,944
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d) (Cost $32,819)	32,819	32,819
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 2.03% (c) (Cost $237,908)	237,908	237,908
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $14,429,832)	99.0	17,261,738
Other Assets and Liabilities, Net	1.0	171,918
Net Assets	100.0	17,433,656

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d)
88,780	—	55,961 (e)	—	—	2,705	—	32,819	32,819
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 2.03% (c)
687,282	4,640,372	5,089,746	—	—	4,548	—	237,908	237,908
776,062	4,640,372	5,145,707	—	—	7,253	—	270,727	270,727

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $29,614, which is 0.2% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At September 30, 2018 the DWS International Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents & Securities Lending Collateral
Financials	3,469,647	20%
Industrials	2,641,816	16%
Health Care	2,531,588	15%
Information Technology	2,438,657	14%
Consumer Discretionary	2,396,031	14%
Communication Services	1,120,073	7%
Materials	1,014,011	6%
Consumer Staples	882,541	5%
Energy	496,647	3%
Total	16,991,011	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$29,913	$—	$—	$29,913
Brazil	72,357	—	—	72,357
Canada	1,601,887	—	—	1,601,887
Cayman Islands	27,230	—	—	27,230
China	1,495,924	—	—	1,495,924
Denmark	116,536	—	—	116,536
Finland	194,962	—	—	194,962
France	1,872,505	—	—	1,872,505
Germany	2,479,991	—	—	2,479,991
Hong Kong	137,941	—	—	137,941
Ireland	216,204	—	—	216,204
Italy	196,496	—	—	196,496
Japan	1,607,285	—	—	1,607,285
Korea	245,723	—	—	245,723
Luxembourg	494,000	—	—	494,000
Macau	139,475	—	—	139,475
Malaysia	140,368	—	—	140,368
Netherlands	724,851	—	—	724,851
Norway	94,174	—	—	94,174
Singapore	364,521	—	—	364,521
South Africa	160,769	—	—	160,769
Sweden	492,338	—	—	492,338
Switzerland	1,450,360	—	—	1,450,360
Taiwan	180,542	—	—	180,542
United Kingdom	1,039,604	—	—	1,039,604
United States	1,392,006	—	—	1,392,006
Warrants	—	—	105	105
Preferred Stocks	—	—	22,944	22,944
Short-Term Investments (f)	270,727	—	—	270,727
Total	$17,238,689	$—	$23,049	$17,261,738

(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                    as of September 30, 2018 (Unaudited)

DWS Global Income Builder VIP

		Shares	Value ($)
Common Stocks 54.7%
Communication Services 6.3%
Communications Equipment 0.1%
Juniper Networks, Inc.		5,200	155,844
Diversified Telecommunication Services 2.5%
AT&T, Inc.		20,409	685,334
BCE, Inc.		5,373	217,682
BT Group PLC		68,618	201,501
Deutsche Telekom AG (Registered)		12,163	196,082
Nippon Telegraph & Telephone Corp.		3,800	171,639
Orange SA		9,301	148,323
Singapore Telecommunications Ltd.		75,945	179,439
Swisscom AG (Registered)		496	225,106
Telefonica SA		18,887	149,510
Telenor ASA		9,322	182,231
Telia Co. AB		38,311	175,963
TELUS Corp.		6,329	233,286
Verizon Communications, Inc.		10,366	553,441
			3,319,537
Entertainment 0.6%
NetEase, Inc. (ADR)		1,366	311,789
Viacom, Inc. "B"		4,900	165,424
Walt Disney Co.		2,515	294,104
			771,317
Interactive Media & Services 1.8%
Alphabet, Inc. "A"*		473	570,949
Alphabet, Inc. "C"*		505	602,702
Baidu, Inc. (ADR)*		1,185	270,986
Facebook, Inc. "A"*		3,444	566,400
Tencent Holdings Ltd. (ADR)		7,668	313,161
Yahoo Japan Corp.		42,500	152,988
			2,477,186
Media 1.0%
Comcast Corp. "A"		8,366	296,240
Interpublic Group of Companies, Inc.		8,005	183,074
ITV PLC		73,524	151,270
Omnicom Group, Inc.		2,530	172,091
SES SA "A" (ADR)		7,942	174,278
Shaw Communications, Inc. "B"		9,723	189,469
WPP PLC		12,448	182,447
			1,348,869
Wireless Telecommunication Services 0.3%
KDDI Corp.		6,700	185,102
NTT DoCoMo, Inc.		10,169	273,423
			458,525
Consumer Discretionary 5.9%
Auto Components 0.2%
Bridgestone Corp.		4,205	158,881
Nokian Renkaat Oyj		3,825	156,724
			315,605
Automobiles 1.2%
Daimler AG (Registered)		5,019	316,714
General Motors Co.		5,173	174,175
Honda Motor Co., Ltd.		8,550	258,788
Nissan Motor Co., Ltd.		31,285	292,832
Subaru Corp.		6,100	186,833
Toyota Motor Corp.		5,700	355,937
			1,585,279
Diversified Consumer Services 0.2%
New Oriental Education & Technology Group, Inc. (ADR)*		4,128	305,513
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.		2,599	165,738
Darden Restaurants, Inc.		1,243	138,209
Las Vegas Sands Corp.		3,409	202,256
McDonald's Corp.		1,800	301,122
Sands China Ltd.		34,000	153,966
Starbucks Corp.		3,497	198,770
TUI AG		9,525	182,871
			1,342,932
Household Durables 0.5%
Berkeley Group Holdings PLC		3,251	155,892
Garmin Ltd.		2,710	189,836
Leggett & Platt, Inc.		3,718	162,811
Sekisui House Ltd.		11,754	179,227
			687,766
Internet & Direct Marketing Retail 1.4%
Alibaba Group Holding Ltd. (ADR)*		1,854	305,465
Amazon.com, Inc.*		652	1,305,956
Ctrip.com International Ltd. (ADR)*		5,167	192,057
JD.com, Inc. (ADR)*		5,618	146,574
			1,950,052
Leisure Products 0.3%
Bandai Namco Holdings, Inc.		3,700	143,773
Hasbro, Inc.		1,376	144,645
Sega Sammy Holdings, Inc.		9,500	140,050
			428,468
Multiline Retail 0.2%
Marks & Spencer Group PLC		46,162	173,764
Target Corp.		1,685	148,634
			322,398
Specialty Retail 0.3%
Home Depot, Inc.		1,634	338,483
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA (Registered)		1,809	147,463
LVMH Moet Hennessy Louis Vuitton SE		454	160,560
NIKE, Inc. "B"		2,142	181,470
Tapestry, Inc.		3,043	152,972
VF Corp.		1,751	163,631
			806,096
Consumer Staples 4.1%
Beverages 0.8%
Ambev SA (ADR)		42,131	192,539
Anheuser-Busch InBev SA		1,749	152,747
Coca-Cola Co.		9,225	426,103
PepsiCo, Inc.		3,021	337,748
			1,109,137
Food & Staples Retailing 0.5%
Lawson, Inc.		2,500	152,262
Sysco Corp.		2,039	149,357
Walmart, Inc.		2,516	236,277
Wesfarmers Ltd.		4,259	153,469
			691,365
Food Products 1.3%
Archer-Daniels-Midland Co.		3,446	173,230
Bunge Ltd.		2,300	158,033
General Mills, Inc.		3,343	143,482
Kellogg Co.		2,186	153,064
Kraft Heinz Co.		2,662	146,703
Marine Harvest ASA		11,268	261,045
Mondelez International, Inc. "A"		4,200	180,432
Nestle SA (Registered)		5,423	452,119
The Hershey Co.		1,429	145,758
			1,813,866
Household Products 0.6%
Colgate-Palmolive Co.		2,270	151,976
Kimberly-Clark Corp.		1,277	145,118
Procter & Gamble Co.		5,759	479,322
			776,416
Tobacco 0.9%
Altria Group, Inc.		5,192	313,129
British American Tobacco PLC		2,693	125,818
British American Tobacco PLC (ADR)		1,736	80,950
Imperial Brands PLC		5,878	204,636
Japan Tobacco, Inc.		6,177	161,248
Philip Morris International, Inc.		4,036	329,095
			1,214,876
Energy 4.8%
Oil, Gas & Consumable Fuels
BP PLC		53,188	408,534
Chevron Corp.		3,969	485,329
Enagas SA		5,767	155,677
Enbridge, Inc.		5,659	182,618
Eni SpA		10,592	200,234
Exxon Mobil Corp.		8,799	748,091
Gazprom PJSC (ADR)		60,694	301,649
Inter Pipeline Ltd.		12,021	208,470
Kinder Morgan, Inc.		10,158	180,101
LUKOIL PJSC (ADR)		5,568	425,618
Occidental Petroleum Corp.		2,669	219,312
ONEOK, Inc.		3,236	219,368
Pembina Pipeline Corp.		4,935	167,690
Phillips 66		1,560	175,843
Plains GP Holdings LP "A"*		6,712	164,645
Repsol SA		9,623	191,781
Royal Dutch Shell PLC "A"		12,641	434,397
Royal Dutch Shell PLC "B"		10,668	373,897
Snam SpA		36,211	150,892
Targa Resources Corp.		5,516	310,606
TOTAL SA		5,209	337,715
TransCanada Corp.		3,748	151,644
Valero Energy Corp.		1,371	155,951
Williams Companies, Inc.		6,192	168,361
			6,518,423
Financials 7.7%
Banks 4.9%
Aozora Bank Ltd.		4,300	153,653
Australia & New Zealand Banking Group Ltd.		8,682	176,852
Banco Bradesco SA (ADR) (Preferred)		22,488	159,215
Bank of America Corp.		13,225	389,608
Bank of Montreal		1,911	157,626
Bank of Nova Scotia		3,393	202,243
BB&T Corp.		3,010	146,105
BNP Paribas SA		2,593	158,689
Canadian Imperial Bank of Commerce		1,826	171,100
Citigroup, Inc.		2,887	207,113
Commonwealth Bank of Australia		4,179	215,715
Danske Bank AS		5,553	145,852
Hang Seng Bank Ltd.		5,700	154,799
HSBC Holdings PLC		46,647	407,236
Japan Post Bank Co., Ltd.		13,100	154,843
JPMorgan Chase & Co.		5,029	567,472
Lloyds Banking Group PLC		218,935	169,133
Mizuho Financial Group, Inc.		93,973	163,928
National Australia Bank Ltd.		12,648	254,256
Nordea Bank AB		17,303	188,578
People's United Financial, Inc.		8,592	147,095
Royal Bank of Canada		3,105	248,900
Sberbank of Russia PJSC (ADR)		43,296	544,447
Skandinaviska Enskilda Banken AB "A"		14,165	158,172
Sumitomo Mitsui Financial Group, Inc.		4,000	161,450
Swedbank AB "A"		6,486	160,774
Toronto-Dominion Bank		3,205	194,759
U.S. Bancorp.		2,862	151,142
Wells Fargo & Co.		6,869	361,035
Westpac Banking Corp.		11,492	232,014
			6,703,804
Capital Markets 0.2%
CI Financial Corp.		9,500	150,850
CME Group, Inc.		820	139,572
			290,422
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. "B"*		1,118	239,375
Standard Life Aberdeen PLC		35,300	140,745
			380,120
Insurance 2.2%
Ageas		2,971	159,745
Allianz SE (Registered)		732	163,179
American Financial Group, Inc.		1,397	155,025
Assicurazioni Generali SpA		8,613	148,802
Aviva PLC		24,579	156,818
AXA SA		6,936	186,428
Baloise Holding AG (Registered)		978	149,181
Chubb Ltd.		1,118	149,410
Japan Post Holdings Co., Ltd.		12,400	147,551
Legal & General Group PLC		54,121	184,959
MetLife, Inc.		3,223	150,579
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		697	154,365
Poste Italiane SpA 144A		22,781	182,028
Power Financial Corp. (a)		6,400	146,616
Sampo Oyj "A"		4,985	258,138
Swiss Re AG		2,663	245,840
Zurich Insurance Group AG		864	273,092
			3,011,756
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp., Inc.		14,532	150,697
Health Care 5.1%
Biotechnology 0.7%
AbbVie, Inc.		3,577	338,313
Amgen, Inc.		1,797	372,500
Gilead Sciences, Inc.		3,642	281,199
			992,012
Health Care Equipment & Supplies 0.3%
Abbott Laboratories		2,421	177,605
Medtronic PLC		2,239	220,250
			397,855
Health Care Providers & Services 0.4%
CVS Health Corp.		1,945	153,111
UnitedHealth Group, Inc.		1,583	421,141
			574,252
Pharmaceuticals 3.7%
Astellas Pharma, Inc.		11,900	207,585
AstraZeneca PLC		3,481	270,549
Bayer AG (Registered)		1,753	155,722
Bristol-Myers Squibb Co.		3,841	238,449
Daiichi Sankyo Co., Ltd.		3,600	156,047
Eli Lilly & Co.		2,665	285,981
GlaxoSmithKline PLC		18,783	376,236
Johnson & Johnson		5,592	772,647
Merck & Co., Inc.		6,536	463,664
Novartis AG (Registered)		4,776	410,734
Novo Nordisk AS ''B"		3,170	149,248
Pfizer, Inc.		13,862	610,898
Roche Holding AG (Genusschein)		1,829	443,086
Sanofi		3,250	288,893
Takeda Pharmaceutical Co., Ltd.		4,000	171,132
			5,000,871
Industrials 6.2%
Aerospace & Defense 1.2%
BAE Systems PLC		19,191	157,535
Boeing Co.		939	349,214
General Dynamics Corp.		800	163,776
Harris Corp.		873	147,720
Lockheed Martin Corp.		697	241,134
Northrop Grumman Corp.		466	147,895
Raytheon Co.		981	202,734
United Technologies Corp.		1,717	240,054
			1,650,062
Air Freight & Logistics 0.2%
Royal Mail PLC		24,355	151,452
United Parcel Service, Inc. "B"		1,280	149,440
			300,892
Airlines 0.1%
Japan Airlines Co., Ltd.		4,000	143,777
Building Products 0.1%
Johnson Controls International PLC		4,115	144,025
Commercial Services & Supplies 0.5%
Park24 Co., Ltd.		5,000	151,162
Quad Graphics, Inc.		2	42
Republic Services, Inc.		2,423	176,055
Secom Co., Ltd.		1,800	146,731
Waste Management, Inc.		2,024	182,888
			656,878
Construction & Engineering 0.5%
Kajima Corp.		11,000	159,840
Obayashi Corp.		16,400	155,311
Skanska AB "B"		9,059	177,920
Taisei Corp.		3,300	150,449
			643,520
Electrical Equipment 0.4%
ABB Ltd. (Registered)		6,468	152,836
Eaton Corp. PLC		2,059	178,577
Emerson Electric Co.		2,185	167,327
			498,740
Industrial Conglomerates 0.6%
3M Co.		1,217	256,434
General Electric Co.		17,652	199,291
Honeywell International, Inc.		1,774	295,194
Siemens AG (Registered)		1,168	149,633
			900,552
Machinery 0.9%
Caterpillar, Inc.		1,158	176,584
Cummins, Inc.		1,015	148,261
Illinois Tool Works, Inc.		1,078	152,127
Ingersoll-Rand PLC		1,548	158,360
Kone Oyj "B"		3,724	198,979
Mitsubishi Heavy Industries Ltd.		5,100	196,917
Stanley Black & Decker, Inc.		995	145,708
			1,176,936
Marine 0.1%
Kuehne + Nagel International AG (Registered)		962	152,426
Professional Services 0.5%
Adecco Group AG (Registered)		3,070	161,226
Nielsen Holdings PLC		5,439	150,443
RELX PLC		7,324	154,265
SGS SA (Registered)		74	194,840
			660,774
Road & Rail 0.2%
Aurizon Holdings Ltd.		48,262	143,382
Union Pacific Corp.		1,051	171,135
			314,517
Trading Companies & Distributors 0.9%
Fastenal Co.		2,590	150,272
ITOCHU Corp.		11,439	209,410
Marubeni Corp.		18,349	167,954
Mitsubishi Corp.		7,100	218,774
Mitsui & Co., Ltd.		14,351	255,203
Sumitomo Corp.		12,666	211,193
			1,212,806
Information Technology 9.1%
Communications Equipment 0.7%
Cisco Systems, Inc.		11,699	569,157
Motorola Solutions, Inc.		1,128	146,798
Nokia Oyj		29,956	166,146
			882,101
Electronic Equipment, Instruments & Components 0.2%
Corning, Inc.		4,193	148,013
TE Connectivity Ltd.		1,667	146,579
			294,592
IT Services 2.2%
Accenture PLC "A"		1,602	272,660
Automatic Data Processing, Inc.		1,581	238,194
Broadridge Financial Solutions, Inc.		1,051	138,679
Cognizant Technology Solutions Corp. "A"		1,942	149,825
Fidelity National Information Services, Inc.		1,421	154,989
Infosys Ltd. (ADR)		17,362	176,572
International Business Machines Corp.		2,597	392,692
Leidos Holdings, Inc.		2,115	146,273
MasterCard, Inc. "A"		1,797	400,030
Otsuka Corp.		4,100	153,001
Paychex, Inc.		2,747	202,317
Visa, Inc. "A"		2,664	399,840
Western Union Co.		10,970	209,088
			3,034,160
Semiconductors & Semiconductor Equipment 1.9%
Analog Devices, Inc.		1,599	147,843
Broadcom, Inc.		931	229,706
Intel Corp.		8,886	420,219
KLA-Tencor Corp.		1,390	141,377
Maxim Integrated Products, Inc.		2,634	148,531
NVIDIA Corp.		659	185,192
QUALCOMM., Inc.		3,805	274,074
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		14,142	624,511
Texas Instruments, Inc.		2,138	229,386
Tokyo Electron Ltd.		1,000	137,388
			2,538,227
Software 2.0%
Adobe Systems, Inc.*		652	176,007
CA, Inc.		3,407	150,419
Intuit, Inc.		623	141,670
Micro Focus International PLC		9,619	179,222
Microsoft Corp.		13,338	1,525,467
Oracle Corp.		5,708	294,305
salesforce.com, Inc.*		1,000	159,030
SAP SE		1,287	158,393
			2,784,513
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.		8,631	1,948,362
Canon, Inc.		6,874	218,405
HP, Inc.		5,890	151,785
Samsung Electronics Co., Ltd. (GDR)		166	173,802
Seagate Technology PLC		3,208	151,899
Xerox Corp.		5,244	141,483
			2,785,736
Materials 0.6%
Chemicals 0.4%
Air Products & Chemicals, Inc.		879	146,837
DowDuPont, Inc.		2,332	149,971
GEO Specialty Chemicals, Inc.* (b)		106,146	19,711
LyondellBasell Industries NV "A"		1,452	148,844
			465,363
Metals & Mining 0.1%
MMC Norilsk Nickel PJSC (ADR) (a)		10,183	175,046
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		3,856	151,323
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs)
Ascendas Real Estate Investment Trust		83,700	161,639
AvalonBay Communities, Inc.		848	153,615
Brookfield Property REIT, Inc. "A"		11,400	238,602
Camden Property Trust		1,583	148,121
Crown Castle International Corp.		1,396	155,417
HCP, Inc.		8,970	236,091
Iron Mountain, Inc.		7,275	251,133
Kimco Realty Corp.		12,753	213,485
Liberty Property Trust		3,467	146,481
Mid-America Apartment Communities, Inc.		1,490	149,268
National Retail Properties, Inc.		4,272	191,471
Prologis, Inc.		2,349	159,239
Public Storage		727	146,585
Realty Income Corp.		3,220	183,186
RioCan Real Estate Investment Trust		8,642	165,126
Simon Property Group, Inc.		1,211	214,044
Stockland		50,485	151,446
The Macerich Co.		3,153	174,329
Ventas, Inc.		3,702	201,315
VEREIT, Inc.		39,100	283,866
Vicinity Centres		86,454	163,732
Welltower, Inc.		3,741	240,621
			4,128,812
Utilities 1.9%
Electric Utilities 1.2%
American Electric Power Co., Inc.		2,127	150,762
Duke Energy Corp.		2,441	195,329
Endesa SA		7,687	166,094
Entergy Corp.		2,002	162,422
Exelon Corp.		3,659	159,752
Fortum Oyj		6,741	168,977
NextEra Energy, Inc.		918	153,857
PPL Corp.		5,577	163,183
Southern Co.		6,084	265,263
			1,585,639
Multi-Utilities 0.7%
CenterPoint Energy, Inc.		5,172	143,006
Consolidated Edison, Inc.		1,923	146,513
Dominion Energy, Inc		2,427	170,569
Engie SA		10,430	153,370
National Grid PLC		15,368	158,523
WEC Energy Group, Inc.		2,234	149,142
			921,123
Total Common Stocks (Cost $63,011,484)			74,442,282
Preferred Stocks 5.3%
Communication Services 0.6%
Verizon Communications, Inc. 5.9%		30,000	762,300
Financials 3.0%
AGNC Investment Corp. Series B, 7.75%		18,000	459,360
AGNC Investment Corp. Series C, 7.0%		14,427	374,813
Bank of America Corp. Series Y, 6.5%		15,000	390,750
BB&T Corp. 5.625%		10,000	250,600
Capital One Financial Corp. Series G, 5.2%		10,000	247,100
Citigroup, Inc. Series S, 6.3%		15,000	390,900
Fifth Third Bancorp. Series I, 6.625%		10,000	275,000
JPMorgan Chase & Co. Series AA, 6.1%		15,000	386,400
KeyCorp Series E, 6.125%		10,000	267,300
Morgan Stanley Series K, 5.85%		10,000	254,300
The Goldman Sachs Group, Inc. Series J, 5.5%		17,000	432,480
Wells Fargo & Co. Series Y, 5.625%		15,000	375,000
			4,104,003
Real Estate 0.9%
Kimco Realty Corp. Series L, 5.125% (REIT)		15,000	333,750
Prologis, Inc. Series Q, 8.54% (REIT)		164	10,283
Simon Property Group, Inc. Series J, 8.375% (REIT)		8,000	559,800
VEREIT, Inc. Series F, 6.7% (REIT)		15,000	372,750
			1,276,583
Utilities 0.8%
Dominion Energy, Inc. Series A, 5.25%		30,000	709,800
Southern Co. 5.25%		15,000	350,550
			1,060,350
Total Preferred Stocks (Cost $7,613,224)			7,203,236
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)		170	7,068
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 12.2%
Communication Services 2.3%
Altice Financing SA, 144A, 7.5%, 5/15/2026		400,000	390,000
Altice France SA, 144A, 7.375%, 5/1/2026		300,000	300,000
Cablevision Systems Corp., 5.875%, 9/15/2022		300,000	305,813
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		500,000	495,625
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024 (a)		300,000	320,250
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		400,000	388,000
144A, 10.125%, 1/15/2023		200,000	218,800
Netflix, Inc., 4.375%, 11/15/2026 (a)		100,000	93,530
Sprint Corp., 7.625%, 2/15/2025		300,000	318,150
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		350,000	342,226
			3,172,394
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Co., 144A, 5.0%, 10/15/2025		200,000	191,502
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (a)		350,000	348,548
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		300,000	303,000
Expedia Group, Inc., 3.8%, 2/15/2028		180,000	165,907
			1,008,957
Consumer Staples 0.1%
B&G Foods, Inc., 5.25%, 4/1/2025		100,000	95,500
Energy 5.0%
Andeavor, 5.125%, 12/15/2026		500,000	523,065
Boardwalk Pipelines LP, 4.95%, 12/15/2024		500,000	507,420
Buckeye Partners LP, 3.95%, 12/1/2026		500,000	460,995
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		200,000	210,250
Chesapeake Energy Corp., 8.0%, 1/15/2025 (a)		65,000	67,031
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		700,000	724,500
CrownRock LP, 144A, 5.625%, 10/15/2025		100,000	97,500
Enbridge, Inc., 5.5%, 7/15/2077		200,000	185,359
Energy Transfer Equity LP, 5.5%, 6/1/2027		100,000	103,780
EnLink Midstream Partners LP, 4.85%, 7/15/2026		750,000	727,136
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		200,000	200,750
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		1,000,000	1,001,880
Laredo Petroleum, Inc., 6.25%, 3/15/2023		200,000	200,000
MEG Energy Corp., 144A, 6.5%, 1/15/2025		200,000	198,000
Oasis Petroleum, Inc., 6.875%, 3/15/2022		96,000	97,678
Plains All American Pipeline LP, 2.85%, 1/31/2023		55,000	52,259
Range Resources Corp., 5.0%, 8/15/2022		200,000	197,750
Resolute Energy Corp., 8.5%, 5/1/2020		100,000	100,125
Southwestern Energy Co., 7.75%, 10/1/2027		100,000	105,500
Targa Resources Partners LP, 5.375%, 2/1/2027		200,000	200,000
Weatherford International Ltd., 9.875%, 2/15/2024		200,000	196,000
WildHorse Resource Development Corp., 6.875%, 2/1/2025		500,000	516,250
WPX Energy, Inc., 5.25%, 9/15/2024		200,000	201,000
			6,874,228
Financials 1.4%
BPCE SA, 144A, 4.875%, 4/1/2026		700,000	698,891
FS Investment Corp., 4.75%, 5/15/2022		70,000	69,680
Royal Bank of Scotland Group PLC, 7.5%, 8/10/2020		800,000	819,000
Westpac Banking Corp., 5.0%, 9/21/2027		300,000	266,984
			1,854,555
Health Care 0.4%
HCA, Inc., 5.25%, 6/15/2026		500,000	514,375
Industrials 0.4%
Bombardier, Inc., 144A, 6.0%, 10/15/2022		300,000	300,762
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		175,000	176,531
			477,293
Materials 1.5%
AK Steel Corp., 7.0%, 3/15/2027 (a)		200,000	192,000
Ardagh Packaging Finance PLC, 144A, 7.25%, 5/15/2024		200,000	209,250
CF Industries, Inc., 144A, 4.5%, 12/1/2026		20,000	19,866
Constellium NV, 144A, 6.625%, 3/1/2025		250,000	253,125
Evraz Group SA, 144A, 5.375%, 3/20/2023		300,000	293,031
Metinvest BV, 144A, 7.75%, 4/23/2023		500,000	481,351
United States Steel Corp., 6.875%, 8/15/2025		200,000	204,250
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023		400,000	390,000
			2,042,873
Real Estate 0.3%
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		105,000	103,801
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028		100,000	90,554
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (a)		110,000	106,832
Select Income REIT:
(REIT), 4.15%, 2/1/2022		60,000	59,408
(REIT), 4.25%, 5/15/2024		45,000	43,049
			403,644
Utilities 0.1%
AmeriGas Partners LP, 5.75%, 5/20/2027		200,000	196,000
Total Corporate Bonds (Cost $17,004,715)			16,639,819
Asset-Backed 3.4%
Miscellaneous
Apidos CLO XXIX, "A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.55%, 3.942% **, 7/25/2030		1,500,000	1,499,785
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		280,000	278,320
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		336,600	331,043
Dryden 55 CLO Ltd., "B", Series 2018-55A, 144A, 3-month USD-LIBOR + 1.55%, 3.591% **, 4/15/2031		1,500,000	1,499,967
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		116,758	114,748
Neuberger Berman CLO Ltd., "B", Series 2018-28A, 144A, 3-month USD-LIBOR + 1.6%, 3.655% **, 4/20/2030		750,000	749,976
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		158,800	152,797
Total Asset-Backed (Cost $4,642,111)			4,626,636
Mortgage-Backed Securities Pass-Throughs 1.0%
Federal Home Loan Mortgage Corp.:
3.5%, 5/1/2046		1,354,599	1,337,054
6.0%, 3/1/2038		3,985	4,405
Federal National Mortgage Association:
4.5%, 9/1/2035		6,093	6,287
6.0%, 1/1/2024		10,097	10,900
Total Mortgage-Backed Securities Pass-Throughs (Cost $1,419,637)			1,358,646
Commercial Mortgage-Backed Securities 0.4%
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.671% **, 12/25/2024		4,931,612	142,035
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		440,990	408,336
Total Commercial Mortgage-Backed Securities (Cost $586,362)			550,371
Collateralized Mortgage Obligations 2.1%
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.566% ** , 1/25/2031		500,000	508,127
Federal Home Loan Mortgage Corp.:
"H", Series 4685, 4.0%, 8/15/2044		770,719	782,684
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		157,724	9,948
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,079,492	257,950
"M2", Series 2017-DNA2, 1-month USD-LIBOR + 3.450%, 5.666% ** , 10/25/2029		250,000	275,543
"H", Series 2278, 6.5%, 1/15/2031		115	117
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	125,697
"4", Series 406, Interest Only, 4.0%, 9/25/2040		96,364	20,468
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		107,153	16,899
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		220,410	35,130
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		30,171	3,600
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		59,494	11,453
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		157,167	24,663
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		57,344	4,684
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		179,476	34,642
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		176,022	35,799
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		119,374	19,887
RESIMAC, "A2", Series 2017-2, Australian Bank Bill Short Term Rate1-Month Mid + 1.200%, 3.035% **, 1/15/2049	AUD	529,480	381,458
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.234% **, 9/25/2048		324,324	325,327
Total Collateralized Mortgage Obligations (Cost $2,681,284)			2,874,076
Government & Agency Obligations 7.6%
Other Government Related (d) 1.6%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025		400,000	352,000
Gazprom OAO, 144A, 4.95%, 7/19/2022		400,000	401,400
Sberbank of Russia, 144A, 5.125%, 10/29/2022		200,000	197,270
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		700,000	777,151
Vnesheconombank, 144A, 6.902%, 7/9/2020		500,000	502,250
			2,230,071
Sovereign Bonds 5.1%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		350,000	309,750
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	3,940,000,000	266,326
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027		200,000	189,674
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024 (a)		200,000	191,500
Kingdom of Bahrain, 144A, 6.125%, 8/1/2023		400,000	405,840
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	9,183,699	463,469
Oman Government International Bond, 144A, 4.75%, 6/15/2026		600,000	569,280
Republic of Angola, 144A, 9.5%, 11/12/2025		300,000	339,774
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		400,000	235,200
Republic of Ecuador, 144A, 8.75%, 6/2/2023		200,000	200,200
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	16,900,000	63,433
Republic of Kenya, 144A, 6.875%, 6/24/2024		400,000	401,000
Republic of Namibia, 144A, 5.25%, 10/29/2025		350,000	329,875
Republic of Nigeria, 144A, 6.5%, 11/28/2027		200,000	192,420
Republic of Senegal, 144A, 6.25%, 7/30/2024		400,000	403,048
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		200,000	196,390
Republic of Zambia, 144A, 5.375%, 9/20/2022		500,000	349,420
State of Qatar, 144A, 3.25%, 6/2/2026		1,200,000	1,149,000
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	13,525,200	637,449
			6,893,048
U.S. Treasury Obligations 0.9%
U.S. Treasury Bond, 3.0%, 2/15/2048		20,000	19,247
U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023		1,242,824	1,226,690
			1,245,937
Total Government & Agency Obligations (Cost $10,538,225)			10,369,056
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.321% PIK, 10/18/2025 ** (b) (Cost $254,321)		255,666	303,629
Short-Term U.S. Treasury Obligations 5.0%
U.S. Treasury Bills:
1.368% ***, 10/11/2018		556,000	555,684
1.381% ***, 10/11/2018 (e) (f)		2,500,000	2,498,579
1.949% ***, 10/11/2018		2,000,000	1,998,863
2.362% ***, 8/15/2019 (g)		1,750,000	1,711,606
Total Short-Term U.S. Treasury Obligations (Cost $6,767,235)			6,764,732
		Shares	Value ($)
Exchange-Traded Funds 3.7%
SPDR Bloomberg Barclays Convertible Securities ETF		64,000	3,452,160
VanEck Vectors JPMorgan EM Local Currency Bond ETF		100,000	1,646,000
Total Exchange-Traded Funds (Cost $5,286,540)			5,098,160
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (h) (i) (Cost $1,529,434)		1,529,434	1,529,434
Cash Equivalents 4.6%
DWS Central Cash Management Government Fund, 2.03% (h) (Cost $6,252,280)		6,252,280	6,252,280
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $127,617,135)		101.3	138,019,425
Other Assets and Liabilities, Net		(1.3)	(1,797,337)
Net Assets		100.0	136,222,088

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (h) (i)
3,253,298	—	1,723,864 (j)	—	—	47,147	—	1,529,434	1,529,434
Cash Equivalents 4.6%
DWS Central Cash Management Government Fund, 2.03% (h)
1,616,434	74,571,465	69,935,619	—	—	57,905	—	6,252,280	6,252,280
4,869,732	74,571,465	71,659,483	—	—	105,052	—	7,781,714	7,781,714

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $1,464,541, which is 1.1% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) Government-backed debt issued by financial companies or government sponsored enterprises.
(e) At September 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f) At September 30, 2018, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(g) At September 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
ASX: Australian Securities Exchange
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
EM: Emerging Markets
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
PJSC: Public Joint Stock Company
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At September 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2018	28	3,359,841	3,325,875	(33,966)
MSCI Mini Emerging Market Index	USD	12/21/2018	72	3,786,371	3,778,920	(7,451)
MSCI World Index	USD	12/21/2018	88	5,492,146	5,538,720	46,574
S&P 500 E-Mini Index	USD	12/21/2018	37	5,384,128	5,400,150	16,022
U.S. Treasury Long Bond	USD	12/19/2018	13	1,868,778	1,826,500	(42,278)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2018	56	7,151,494	7,056,000	(95,494)
Ultra Long U.S. Treasury Bond	USD	12/19/2018	13	2,062,560	2,005,656	(56,904)
Total net unrealized depreciation						(173,497)

At September 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
3 Month Euro Euribor Interest Rate	EUR	6/17/2019	2	581,683	582,005	(322)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	6/17/2019	2	512,785	513,043	(258)
3 Month Euroyen	JPY	6/17/2019	2	439,551	439,601	(50)
3 Month Sterling (Short Sterling) Interest Rate	GBP	6/19/2019	3	484,078	483,643	435
5 Year U.S. Treasury Note	USD	12/31/2018	69	7,812,683	7,760,883	51,800
90 Day Eurodollar	USD	6/17/2019	2	486,020	485,050	970
ASX 90 Day Bank Accepted Bills	AUD	6/13/2019	3	2,157,373	2,158,067	(694)
Euro-Schatz	EUR	12/6/2018	95	12,348,466	12,328,759	19,707
Total net unrealized depreciation						71,588

At September 30, 2018, open written option contracts were as follows:

Options on Interest Rate Swap Contracts
Counterparty	Swap Effective/ Expiration Date	Contract Amount	Notional Amount ($)	Option Expiration Date	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Put Options
Pay Fixed - 3.25% - Receive Floating - 3 Month LIBOR
Citigroup, Inc.	3/5/2019 3/5/2049	17,600,000	17,600,000	3/1/2019	530,544	(266,443)	264,101

At September 30, 2018, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount (k)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation/ (Depreciation) ($)

iTRAXX Europe Crossover Series 29	5.0%/ Quarterly	6/20/2023	1,500,000	EUR	181,794	154,365	27,429
Markit CDX North America High Yield Index	5.0%/ Quarterly	6/20/2023	6,300,000	USD	580,144	399,447	180,697
Markit CDX North America High Yield Index	5.0%/ Quarterly	12/20/2023	2,800,000	USD	203,982	204,120	(138)
Total net unrealized appreciation							207,988

At September 30, 2018, open credit default swap contracts purchased were as follows:

Underlying Reference Obligation	Fixed Cash Flows Paid/ Frequency	Expiration Date	Notional Amount (k)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)
iTRAXX Europe Series 29	1.0%/ Quarterly	6/20/2023	3,000,000	EUR	(73,740)	(58,412)	(15,328)
Markit CDX North America Investment Grade Index	1.0%/ Quarterly	6/20/2023	3,000,000	USD	(65,629)	(51,046)	(14,583)
Total net unrealized appreciation							(29,911)

(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At September 30, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

Fixed — 3.0% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/14/2018 12/14/2048	2,100,000	USD	73,052	(8,956)	82,008
Fixed — 3.0% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/14/2018 12/14/2028	11,800,000	USD	168,140	(37,712)	205,852
Floating — 3-Month LIBOR Quarterly	Fixed — 2.75% Semi-Annually	12/14/2018 12/14/2023	10,500,000	USD	(173,023)	(79,023)	(94,000)
Fixed — 2.75% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/14/2018 12/14/2020	500,000	USD	3,079	1,214	1,865
Fixed — 3.18% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/5/2019 3/5/2049	3,110,000	USD	(1,715)	—	(1,715)
Total net unrealized appreciation						194,010

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at September 30, 2018 is 2.398%.
As of September 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CNY	7,980,894	USD	1,200,000	10/9/2018	40,087	Credit Agricole
GBP	1,810,000	USD	2,363,306	11/7/2018	396	Barclays Bank PLC
USD	338,463	GBP	260,000	11/7/2018	960	Barclays Bank PLC
AUD	606,000	USD	439,860	11/16/2018	1,680	Bank of America
EUR	4,720,000	USD	5,515,004	11/20/2018	13,807	Credit Agricole
JPY	392,196,280	USD	3,500,000	11/20/2018	35,938	Morgan Stanley
Total unrealized appreciation					92,868
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	12,800,000	USD	661,765	10/23/2018	(19,978)	HSBC Holdings PLC
GBP	1,810,000	USD	2,353,172	11/7/2018	(9,739)	Morgan Stanley
GBP	383,900	USD	491,519	11/7/2018	(9,653)	Barclays Bank PLC
USD	2,922,066	GBP	2,193,900	11/7/2018	(57,983)	Barclays Bank PLC
Total unrealized depreciation					(97,353)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,531,278	$—	$—	$8,531,278
Consumer Discretionary	8,082,592	—	—	8,082,592
Consumer Staples	5,605,660	—	—	5,605,660
Energy	6,518,423	—	—	6,518,423
Financials	10,536,799	—	—	10,536,799
Health Care	6,964,990	—	—	6,964,990
Industrials	8,455,905	—	—	8,455,905
Information Technology	12,319,329	—	—	12,319,329
Materials	772,021	—	19,711	791,732
Real Estate	4,128,812	—	—	4,128,812
Utilities	2,506,762	—	—	2,506,762
Preferred Stocks (l)	7,203,236	—	—	7,203,236
Warrant	—	—	7,068	7,068
Fixed Income Investments (l)
Corporate Bonds	—	16,639,819	—	16,639,819
Asset-Backed	—	4,626,636	—	4,626,636
Mortgage-Backed Securities Pass-Throughs	—	1,358,646	—	1,358,646
Commercial Mortgage-Backed Securities	—	550,371	—	550,371
Collateralized Mortgage Obligations	—	2,874,076	—	2,874,076
Government & Agency Obligations	—	10,369,056	—	10,369,056
Convertible Bond	—	—	303,629	303,629
Short-Term U.S. Treasury Obligations	—	6,764,732	—	6,764,732
Exchange-Traded Funds	5,098,160	—	—	5,098,160
Short-Term Investments (l)	7,781,714	—	—	7,781,714
Derivatives (m)
Futures Contracts	135,508	—	—	135,508
Credit Default Swap Contracts	—	208,126	—	208,126
Interest Rate Swap Contracts	—	289,725	—	289,725
Forward Foreign Currency Contracts	—	92,868	—	92,868
Total	$94,641,189	$43,774,055	$330,408	$138,745,652
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(237,417)	$—	$—	$(237,417)
Written Options	—	(266,443)	—	(266,443)
Credit Default Swap Contracts	—	(30,049)	—	(30,049)
Interest Rate Swap Contracts	—	(95,715)	—	(95,715)
Forward Foreign Currency Contracts	—	(97,353)	—	(97,353)
Total	$(237,417)	$(489,560)	$—	$(726,977)

(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 178,077	$ —	$ —
Equity Contracts	$ 55,145	$ —	$ —	$ —
Foreign Currency Contracts	$ —	$ —	$ (4,485)	$ —
Interest Rate Contracts	$ (157,054)	$ 194,010	$ —	$ 264,101

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS Government & Agency Securities VIP

		Principal Amount ($) (a)	Value ($)
Mortgage-Backed Securities Pass-Throughs 83.7%
Federal Home Loan Mortgage Corp.:
3.0%, with various maturities from 9/1/2047 until 10/1/2048 (b)		2,705,554	2,589,654
3.5%, 10/1/2048 (b)		1,500,000	1,476,328
4.0%, with various maturities from 1/1/2045 until 12/1/2045		580,384	590,135
Federal National Mortgage Association:
3.0%, with various maturities from 3/1/2047 until 10/1/2047		1,317,107	1,261,515
3.25%, 3/1/2030		900,000	862,287
3.5%, with various maturities from 8/1/2047 until 10/1/2048 (b)		4,256,923	4,190,409
3.64%, 7/1/2030		1,000,000	993,176
Government National Mortgage Association:
3.0%, with various maturities from 4/20/2046 until 9/20/2047		1,778,156	1,722,205
3.5%, with various maturities from 4/15/2042 until 10/1/2048 (b)		6,919,579	6,897,124
4.0%, with various maturities from 9/20/2040 until 10/1/2048 (b)		4,547,838	4,639,763
4.5%, with various maturities from 4/20/2035 until 8/20/2048		2,792,340	2,906,476
4.55%, 1/15/2041		130,137	135,844
4.625%, 5/15/2041		98,085	101,607
5.0%, with various maturities from 12/15/2032 until 10/1/2048 (b)		2,107,703	2,206,166
5.5%, with various maturities from 1/15/2034 until 6/15/2042		581,271	631,608
6.0%, with various maturities from 5/20/2034 until 1/15/2038		285,919	314,466
6.5%, with various maturities from 9/15/2036 until 2/15/2039		233,903	262,039
7.0%, with various maturities from 2/20/2027 until 2/15/2038		69,453	70,381
7.5%, 10/20/2031		3,175	3,548
Total Mortgage-Backed Securities Pass-Throughs (Cost $32,463,445)			31,854,731
Asset-Backed 5.2%
Automobile Receivables 0.4%
AmeriCredit Automobile Receivables Trust, "A3", Series 2017-1, 1.87%, 8/18/2021		170,000	169,038
Miscellaneous 4.8%
Atrium XIII, "A1", Series 13A, 144A, 3-month USD-LIBOR + 1.180%, 3.527% *, 11/21/2030		310,000	310,519
Carbone CLO Ltd., "A1", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.140%, 3.488% *, 1/20/2031		380,000	379,798
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		445,500	438,145
Goldentree Loan Management U.S. CLO Ltd., "A", Series 2017-2A, 144A, 3-month USD-LIBOR + 1.150%, 3.498% *, 11/28/2030		450,000	450,575
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023		233,438	231,092
			1,810,129
Total Asset-Backed (Cost $1,988,932)			1,979,167
Collateralized Mortgage Obligations 10.3%
BX Trust, "A", Series 2018-GW, 144A, 1-month USD-LIBOR + 0.800%, 2.958% *, 5/15/2035		200,000	199,372
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036		70,022	59,976
"CZ", Series 4113, 3.0%, 9/15/2042		321,793	282,998
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		257,628	38,801
"C1", Series 329, Interest Only, 4.0%, 12/15/2041		755,962	157,502
"UA", Series 4298, 4.0%, 2/15/2054		54,639	54,482
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		768,966	185,321
"C28", Series 303, Interest Only, 4.5%, 1/15/2043		908,290	212,666
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040		32,305	2,031
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043		299,508	72,854
"A", Series 172, Interest Only, 6.5%, 1/1/2024		5,975	725
"C22", Series 324, Interest Only, 6.5%, 4/15/2039		424,970	110,376
Federal National Mortgage Association:
"Z", Series 2013-44, 3.0%, 5/25/2043		98,633	88,785
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043		996,072	199,934
"4", Series 406, Interest Only, 4.0%, 9/25/2040		192,729	40,935
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046		826,972	169,548
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040		323,063	69,511
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044		444,398	99,956
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046		364,702	86,850
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040		41,460	1,408
"YT", Series 2013-35, 6.5%, 9/25/2032		478,363	533,773
Government National Mortgage Association:
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043		478,437	108,284
"ID", Series 2013-70, Interest Only, 3.5%, 5/20/2043		218,724	45,445
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040		736,239	71,227
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		220,410	35,130
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038		960,826	40,710
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		183,906	35,402
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040		212,595	25,662
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		125,194	28,798
"GZ", Series 2005-24, 5.0%, 3/20/2035		657,029	725,998
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033		284,405	55,168
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038		71,813	13,017
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042		177,262	41,227
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038		107,945	15,552
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		30,166	7,974
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027		246,491	1,844
Total Collateralized Mortgage Obligations (Cost $3,552,428)			3,919,242
Commercial Mortgage-Backed Securities 3.9%
Atrium Hotel Portfolio Trust, "A", Series 2018-ATRM, 144A, 1-month USD-LIBOR + 0.950%, 3.108% *, 6/15/2035		427,500	428,035
CHT Mortgage Trust, "A", Series 2017-CSMO,144A, 1-month USD-LIBOR + 0.880%, 3.088% *, 11/15/2036		400,000	400,499
DBGS Mortgage Trust, "A", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.645%, 2.803% *, 6/15/2033		450,000	447,597
FHLMC Multifamily Structured Pass-Through Securities, "X1", Series K055, Interest Only, 1.501% *, 3/25/2026		2,472,779	206,733
Total Commercial Mortgage-Backed Securities (Cost $1,483,331)			1,482,864
Government & Agency Obligation 2.1%
Sovereign Bonds
Kingdom of Norway, Series 480, 144A, REG S, 2.0%, 4/26/2028 (Cost $833,641)	NOK	6,500,000	803,121
Short-Term U.S. Treasury Obligations 2.3%
U.S. Treasury Bills:
1.378% **, 10/11/2018 (c)		500,000	499,716
2.36% **, 8/15/2019 (d)		380,000	371,663
Total Short-Term U.S. Treasury Obligations (Cost $871,887)			871,379
Commercial Paper 0.9%
Canadian National Rail, 2.19% **, 10/12/2018 (Cost $349,770)		350,000	349,701
Cash Equivalents 19.1%
DWS Central Cash Management Government Fund, 2.03% (e)		1,724,019	1,724,019
DWS ESG Liquidity Fund "Capital Shares", 2.21% (e)		5,552,510	5,552,510
Total Cash Equivalents (Cost $7,276,182)			7,276,529
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $48,819,616)		127.5	48,536,734
Other Assets and Liabilities, Net		(27.5)	(10,465,442)
Net Assets		100.0	38,071,292

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Cash Equivalents 19.1%
DWS Central Cash Management Government Fund, 2.03% (e)
10,252	34,017,666	32,303,899	—	—	49,246	—	1,724,019	1,724,019
DWS ESG Liquidity Fund "Capital Shares", 2.21% (e)
—	6,552,263	1,000,000	(100)	347	61,553	—	5,552,510	5,552,510
10,252	40,569,929	33,303,899	(100)	347	110,779	__	7,276,529	7,276,529

* Variable or floating rate security. These securities are shown at their current rate as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) When-issued, delayed delivery or forward commitment securities included.
(c) At September 30, 2018, this security has been pledged, in whole or in part, as collateral for open centrally cleared swap contracts.
(d) At September 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	12/19/2018	21	2,519,880	2,494,406	(25,474)
U.S. Treasury Long Bond	USD	12/19/2018	7	994,671	983,500	(11,171)
Ultra Long U.S. Treasury Bond	USD	12/19/2018	10	1,583,710	1,542,813	(40,897)
Total unrealized depreciation						(77,542)

At September 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Federal Republic of Germany Euro-Bund	EUR	12/6/2018	5	933,187	921,816	11,371
5 Year U.S. Treasury Note	USD	12/31/2018	17	1,920,435	1,912,102	8,333
Total unrealized appreciation						19,704

At September 30, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Upfront Payments Paid/(Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Fixed — 2.239% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/21/2018 3/21/2023	900,000	USD	—	24,415	24,415
Fixed — 2.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2032	500,000	USD	—	41,599	41,599
Floating — 3-Month LIBOR Quarterly	Fixed — 2.25% Semi-Annually	3/21/2018 3/21/2028	400,000	USD	(17,468)	(26,589)	(9,121)
Fixed — 3.06% Semi-Annually	Floating — 3-Month LIBOR Quarterly	9/17/2018 6/17/2030	1,600,000	USD	—	10,587	10,587
Total net unrealized appreciation						67,480

At September 30, 2018, open total return swap contracts were as follows:
Bilateral Swaps
Pay/Receive Return of the Reference Index	Fixed Cash Flows Received Frequency	Counterparty/ Expiration Date	Notional Amount	Currency	Upfront Payments Paid ($)	Value ($)	Unrealized Appreciation ($)
Long Position
Markit IOS INDEX FN30.400.10	4.0%/ Monthly	Goldman Sachs & Co.1/12/2041	358,839	USD	—	1,522	1,522

Counterparties:
Goldman Sachs & Co.
As of September 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
NOK	6,505,000	USD	798,547	10/29/2018	(1,679)	Danske Bank AS

Currency Abbreviations
EUR	Euro
NOK	Norwegian Krone
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Mortgage-Backed Securities Pass-Throughs	$—	$31,854,731	$—	$31,854,731
Asset-Backed	—	1,979,167	—	1,979,167
Collateralized Mortgage Obligations	—	3,919,242	—	3,919,242
Commercial Mortgage-Backed Securities	—	1,482,864	—	1,482,864
Government & Agency Obligation	—	803,121	—	803,121
Short-Term U.S. Treasury Obligations	—	871,379	—	871,379
Commercial Paper	—	349,701	—	349,701
Short-Term Investments (f)	7,276,529	—	—	7,276,529
Derivatives (g)
Futures Contracts	19,704	—	—	19,704
Interest Rate Swap Contracts	—	76,601	—	76,601
Total Return Swap Contracts	—	1,522	—	1,522
Total	$7,296,233	$41,338,328	$—	$48,634,561
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(77,542)	$—	$—	$(77,542)
Interest Rate Swap Contracts	—	(9,121)	—	(9,121)
Forward Foreign Currency Contracts	—	(1,679)	—	(1,679)
Total	$(77,542)	$(10,800)	$—	$(88,342)

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ (1,679)
Interest Rate Contracts	$ (57,838)	$ 67,480	$ —
Total Return Swap Contracts	$ —	$ 1,522	$ —

Investment Portfolio                                                                                    as of September 30, 2018 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 89.0%
Communication Services 18.8%
Altice France SA:
144A, 7.375%, 5/1/2026		910,000	910,000
144A, 8.125%, 2/1/2027		200,000	206,000
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022 (b)		243,000	236,014
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		175,000	174,781
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		150,000	140,985
144A, 5.125%, 5/1/2027		125,000	118,438
5.25%, 9/30/2022		680,000	687,436
144A, 5.5%, 5/1/2026		210,000	207,637
144A, 5.875%, 4/1/2024		170,000	172,762
144A, 5.875%, 5/1/2027		200,000	198,250
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		180,000	183,150
Series W, 6.75%, 12/1/2023		90,000	93,488
Series Y, 7.5%, 4/1/2024 (b)		135,000	144,113
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		437,000	439,731
144A, 7.5%, 4/1/2028		200,000	209,750
Clear Channel Worldwide Holdings, Inc., Series A, 6.5%, 11/15/2022		180,000	183,375
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		345,000	334,650
144A, 10.125%, 1/15/2023		200,000	218,800
144A, 10.875%, 10/15/2025		230,000	267,375
DISH DBS Corp.:
5.875%, 7/15/2022 (b)		260,000	253,776
5.875%, 11/15/2024		75,000	67,219
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		440,000	311,300
10.5%, 9/15/2022		50,000	44,500
11.0%, 9/15/2025		80,000	62,377
Intelsat Jackson Holdings SA:
144A, 8.0%, 2/15/2024		327,000	344,167
144A, 8.5%, 10/15/2024		215,000	217,365
144A, 9.75%, 7/15/2025		340,000	359,975
Netflix, Inc.:
4.375%, 11/15/2026 (b)		180,000	168,354
5.875%, 2/15/2025		120,000	124,050
144A, 5.875%, 11/15/2028		71,000	70,734
Sirius XM Radio, Inc., 144A, 3.875%, 8/1/2022		300,000	295,089
Sprint Capital Corp.:
6.875%, 11/15/2028		85,000	85,425
8.75%, 3/15/2032		115,000	129,375
Sprint Corp.:
7.125%, 6/15/2024		805,000	835,187
7.625%, 3/1/2026		135,000	142,931
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028		65,000	61,181
6.0%, 4/15/2024		164,000	169,945
6.375%, 3/1/2025		362,000	377,132
6.5%, 1/15/2026		10,000	10,477
Telesat Canada, 144A, 8.875%, 11/15/2024		130,000	139,100
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		355,000	354,556
ViaSat, Inc., 144A, 5.625%, 9/15/2025		55,000	51,992
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		200,000	195,558
144A, 5.5%, 8/15/2026		215,000	212,312
Zayo Group LLC:
144A, 5.75%, 1/15/2027		240,000	240,000
6.0%, 4/1/2023		185,000	190,550
6.375%, 5/15/2025		281,000	291,613
			10,932,975
Consumer Discretionary 7.4%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	185,000	199,909
Ally Financial, Inc., 5.75%, 11/20/2025 (b)		110,000	113,575
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)		110,000	109,544
6.25%, 3/15/2026		65,000	63,863
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		139,000	140,390
Ashtead Capital, Inc., 144A, 5.25%, 8/1/2026		240,000	242,460
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		165,000	153,862
Boyd Gaming Corp.:
6.0%, 8/15/2026		160,000	161,200
6.875%, 5/15/2023		100,000	105,050
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024		200,000	193,000
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		48,000	49,200
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		155,000	152,241
144A, 6.5%, 6/1/2026		185,000	188,524
Delta Merger Sub, Inc., 144A, 6.0%, 9/15/2026		173,000	175,162
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023		245,000	249,829
HD Supply, Inc., 144A, 5.75%, 4/15/2024		85,000	89,356
Lennar Corp., 5.0%, 6/15/2027		50,000	48,750
Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026		200,000	202,000
MGM Resorts International, 5.75%, 6/15/2025		190,000	190,712
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		93,000	93,581
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		80,000	77,176
Penske Automotive Group, Inc., 5.5%, 5/15/2026		165,000	160,413
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		50,000	49,875
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		90,000	90,338
Sonic Automotive, Inc., 6.125%, 3/15/2027		55,000	51,425
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		200,000	206,338
Suburban Propane Partners LP, 5.75%, 3/1/2025		105,000	101,850
Toll Brothers Finance Corp., 4.35%, 2/15/2028		247,000	226,697
TRI Pointe Group, Inc., 5.25%, 6/1/2027		135,000	120,488
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		205,000	200,039
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		75,000	75,000
			4,281,847
Consumer Staples 2.4%
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		225,000	219,656
FAGE International SA, 144A, 5.625%, 8/15/2026		220,000	202,400
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		210,000	204,488
144A, 6.75%, 2/15/2028		235,000	233,531
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		50,000	48,125
144A, 5.875%, 9/30/2027		150,000	141,750
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		40,000	38,500
144A, 5.75%, 3/1/2027		215,000	210,700
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		100,000	76,625
			1,375,775
Energy 24.7%
Antero Midstream Partners LP, 5.375%, 9/15/2024		125,000	125,781
Antero Resources Corp.:
5.125%, 12/1/2022		100,000	101,550
5.375%, 11/1/2021		420,000	425,376
5.625%, 6/1/2023		45,000	46,069
Ascent Resources Utica Holdings LLC, 144A, 7.0%, 11/1/2026 (c)		85,000	84,681
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		295,000	302,744
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025		100,000	107,500
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		230,000	230,862
5.875%, 3/31/2025		165,000	173,456
7.0%, 6/30/2024		470,000	514,650
Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026		160,000	161,152
Chesapeake Energy Corp.:
7.0%, 10/1/2024		135,000	135,000
7.5%, 10/1/2026		80,000	80,000
144A, 8.0%, 12/15/2022		174,000	181,830
8.0%, 1/15/2025 (b)		165,000	170,156
8.0%, 6/15/2027 (b)		315,000	321,300
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026		107,000	106,198
Continental Resources, Inc., 5.0%, 9/15/2022		330,000	334,785
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		125,000	127,656
6.25%, 4/1/2023		290,000	300,150
DCP Midstream Operating LP:
3.875%, 3/15/2023		100,000	97,500
5.375%, 7/15/2025		215,000	219,031
Diamondback Energy, Inc.:
144A, 4.75%, 11/1/2024		220,000	220,275
4.75%, 11/1/2024		125,000	125,156
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		35,000	35,000
144A, 5.75%, 1/30/2028		35,000	35,000
Energy Transfer Equity LP, 5.5%, 6/1/2027		450,000	467,010
Extraction Oil & Gas, Inc.:
144A, 5.625%, 2/1/2026		135,000	119,475
144A, 7.375%, 5/15/2024		70,000	69,125
Genesis Energy LP:
6.25%, 5/15/2026		215,000	204,787
6.5%, 10/1/2025		305,000	295,087
Gulfport Energy Corp.:
6.0%, 10/15/2024		60,000	58,500
6.375%, 5/15/2025		100,000	98,000
6.375%, 1/15/2026		150,000	145,875
Halcon Resources Corp., 6.75%, 2/15/2025		250,000	240,000
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		105,000	102,454
144A, 5.75%, 10/1/2025		245,000	245,919
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		225,000	230,062
Jagged Peak Energy LLC, 144A, 5.875%, 5/1/2026		144,000	143,280
Laredo Petroleum, Inc.:
5.625%, 1/15/2022		70,000	69,475
6.25%, 3/15/2023		215,000	215,000
Matador Resources Co., 144A, 5.875%, 9/15/2026		134,000	135,675
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		215,000	195,650
144A, 6.5%, 1/15/2025		234,000	231,660
Murphy Oil Corp., 5.75%, 8/15/2025		110,000	111,780
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		65,000	64,513
Nabors Industries, Inc.:
5.5%, 1/15/2023 (b)		70,000	68,762
5.75%, 2/1/2025		80,000	76,693
Newfield Exploration Co.:
5.375%, 1/1/2026		245,000	253,881
5.75%, 1/30/2022		140,000	146,475
Noble Holding International Ltd., 144A, 7.875%, 2/1/2026		120,000	124,500
NuStar Logistics LP, 5.625%, 4/28/2027		236,000	233,345
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		138,000	140,412
6.875%, 1/15/2023		60,000	61,050
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		55,000	54,725
144A, 5.375%, 1/15/2025		85,000	85,213
144A, 5.625%, 10/15/2027		120,000	120,300
PDC Energy, Inc., 6.125%, 9/15/2024		150,000	147,563
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		120,000	122,100
144A, 6.375%, 3/31/2025		175,000	177,844
Precision Drilling Corp., 144A, 7.125%, 1/15/2026		110,000	113,025
Range Resources Corp.:
4.875%, 5/15/2025		125,000	118,281
5.0%, 8/15/2022		305,000	301,569
5.0%, 3/15/2023		125,000	122,500
5.875%, 7/1/2022		140,000	142,450
Resolute Energy Corp., 8.5%, 5/1/2020		31,000	31,039
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		180,000	185,625
SM Energy Co., 6.625%, 1/15/2027		85,000	87,869
Southwestern Energy Co.:
4.1%, 3/15/2022		190,000	189,287
6.2%, 1/23/2025		90,000	89,325
7.75%, 10/1/2027 (b)		330,000	348,150
Sunoco LP:
144A, 5.5%, 2/15/2026		130,000	125,580
144A, 5.875%, 3/15/2028		35,000	33,600
Targa Resources Partners LP:
4.25%, 11/15/2023		150,000	146,438
144A, 5.0%, 1/15/2028		235,000	228,537
5.375%, 2/1/2027		260,000	260,000
144A, 5.875%, 4/15/2026		113,000	116,531
Transocean, Inc., 144A, 9.0%, 7/15/2023		110,000	119,625
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		50,000	49,500
U.S.A. Compression Partners LP, 144A, 6.875%, 4/1/2026		182,000	187,915
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		190,000	166,250
7.75%, 6/15/2021 (b)		100,000	99,500
8.25%, 6/15/2023		70,000	66,150
Whiting Petroleum Corp., 5.75%, 3/15/2021		385,000	394,625
WildHorse Resource Development Corp., 6.875%, 2/1/2025		135,000	139,388
WPX Energy, Inc.:
5.25%, 9/15/2024		145,000	145,725
6.0%, 1/15/2022		43,000	44,559
8.25%, 8/1/2023		215,000	244,025
			14,316,116
Financials 1.1%
CIT Group, Inc.:
4.75%, 2/16/2024		210,000	210,514
4.125%, 3/9/2021		15,000	15,000
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	108,421
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		115,000	116,150
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		75,000	72,938
Travelport Corporate Finance PLC, 144A, 6.0%, 3/15/2026		101,000	102,583
			625,606
Health Care 9.3%
Avantor, Inc., 144A, 6.0%, 10/1/2024		70,000	71,050
Bausch Health Companies, Inc.:
144A, 5.625%, 12/1/2021		125,000	124,531
144A, 5.875%, 5/15/2023		170,000	165,750
144A, 6.125%, 4/15/2025		150,000	142,500
144A, 6.5%, 3/15/2022		105,000	109,200
144A, 7.0%, 3/15/2024		255,000	269,407
144A, 7.5%, 7/15/2021		503,000	512,431
144A, 8.5%, 1/31/2027		275,000	288,750
144A, 9.25%, 4/1/2026		85,000	91,694
Centene Corp., 144A, 5.375%, 6/1/2026		95,000	97,266
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026		20,000	20,300
DaVita, Inc.:
5.0%, 5/1/2025		110,000	104,913
5.125%, 7/15/2024		110,000	106,150
Endo Dac, 144A, 6.0%, 7/15/2023		195,000	173,063
HCA, Inc.:
5.625%, 9/1/2028		340,000	341,700
4.75%, 5/1/2023		360,000	366,300
5.25%, 6/15/2026		580,000	596,675
5.375%, 9/1/2026		170,000	171,700
5.875%, 2/15/2026		190,000	197,837
LifePoint Health, Inc., 5.5%, 12/1/2021		90,000	91,477
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)		100,000	88,500
Tenet Healthcare Corp.:
4.5%, 4/1/2021		90,000	89,550
5.125%, 5/1/2025		100,000	98,500
6.75%, 6/15/2023		45,000	44,831
7.0%, 8/1/2025		25,000	24,688
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021		335,000	314,799
6.0%, 4/15/2024		250,000	253,861
6.75%, 3/1/2028 (b)		200,000	210,973
WellCare Health Plans, Inc., 144A, 5.375%, 8/15/2026		210,000	213,675
			5,382,071
Industrials 6.2%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		230,000	231,294
144A, 6.0%, 10/15/2022		190,000	190,483
144A, 7.5%, 12/1/2024		85,000	89,675
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		30,000	30,113
Covanta Holding Corp.:
5.875%, 3/1/2024		160,000	163,352
5.875%, 7/1/2025		85,000	85,850
DAE Funding LLC:
144A, 4.5%, 8/1/2022		8,000	7,800
144A, 5.0%, 8/1/2024		25,000	24,469
Energizer Gamma Acquisition, Inc., 144A, 6.375%, 7/15/2026		120,000	124,050
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		85,000	82,238
Hulk Finance Corp., 144A, 7.0%, 6/1/2026		150,000	144,937
Moog, Inc., 144A, 5.25%, 12/1/2022		120,000	120,900
Novelis Corp.:
144A, 5.875%, 9/30/2026		230,000	224,710
144A, 6.25%, 8/15/2024		290,000	296,887
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		310,000	302,637
144A, 5.25%, 8/15/2022		180,000	181,575
144A, 5.5%, 2/15/2024		245,000	251,125
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		4,000	4,278
Stevens Holding Co., Inc., 144A, 6.125%, 10/1/2026 (c)		85,000	86,381
Summit Materials LLC:
144A, 5.125%, 6/1/2025		30,000	28,125
6.125%, 7/15/2023		200,000	202,836
8.5%, 4/15/2022		70,000	74,375
Tennant Co., 5.625%, 5/1/2025		30,000	30,375
TransDigm, Inc., 5.5%, 10/15/2020		150,000	150,187
United Rentals North America, Inc., 5.75%, 11/15/2024		340,000	349,792
WESCO Distribution, Inc., 5.375%, 6/15/2024		140,000	138,600
			3,617,044
Information Technology 3.3%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		95,000	90,725
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		210,000	208,423
Dell International LLC, 144A, 5.875%, 6/15/2021		110,000	113,297
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		130,000	131,138
First Data Corp.:
144A, 5.375%, 8/15/2023		175,000	177,669
144A, 7.0%, 12/1/2023		380,000	395,675
Refinitiv U.S. Holdings, Inc.:
144A, 6.25%, 5/15/2026 (c)		155,000	155,572
144A, 8.25%, 11/15/2026 (c)		175,000	173,939
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		110,000	103,675
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		155,000	155,388
Western Digital Corp., 4.75%, 2/15/2026		215,000	207,921
			1,913,422
Materials 11.0%
AK Steel Corp.:
6.375%, 10/15/2025 (b)		195,000	185,494
7.0%, 3/15/2027 (b)		115,000	110,400
7.5%, 7/15/2023		145,000	152,613
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		220,000	215,325
144A, 7.25%, 5/15/2024		290,000	303,412
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		175,000	171,500
Berry Global, Inc., 5.5%, 5/15/2022		315,000	320,150
BWAY Holding Co., 144A, 5.5%, 4/15/2024		175,000	172,156
Cascades, Inc., 144A, 5.5%, 7/15/2022		26,000	26,195
Chemours Co.:
5.375%, 5/15/2027		115,000	110,895
6.625%, 5/15/2023		99,000	103,414
7.0%, 5/15/2025		60,000	63,629
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		110,000	102,025
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	150,000	176,760
144A, 5.75%, 5/15/2024		250,000	248,437
144A, 6.625%, 3/1/2025		250,000	253,125
Flex Acquisition Co., Inc, 144A, 7.875%, 7/15/2026		165,000	162,937
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		120,000	116,100
3.875%, 3/15/2023		115,000	111,171
4.0%, 11/14/2021		180,000	178,425
5.4%, 11/14/2034		125,000	117,500
5.45%, 3/15/2043		35,000	31,850
Hexion, Inc.:
6.625%, 4/15/2020		165,000	155,100
144A, 10.375%, 2/1/2022		40,000	38,900
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		175,000	179,832
144A, 7.625%, 1/15/2025		150,000	154,875
Kaiser Aluminum Corp., 5.875%, 5/15/2024		145,000	148,219
Mercer International, Inc., 6.5%, 2/1/2024		110,000	112,486
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		185,000	178,109
144A, 5.25%, 6/1/2027		140,000	130,375
OCI NV, 144A, 6.625%, 4/15/2023		200,000	207,000
Platform Specialty Products Corp.:
144A, 5.875%, 12/1/2025		85,000	83,875
144A, 6.5%, 2/1/2022		290,000	295,075
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		290,000	288,550
144A, 7.0%, 7/15/2024		35,000	35,613
Starfruit Finco BV, 144A, 8.0%, 10/1/2026 (c)		150,000	152,250
Teck Resources Ltd.:
6.125%, 10/1/2035		105,000	110,513
6.25%, 7/15/2041		165,000	173,250
Tronox, Inc., 144A, 6.5%, 4/15/2026 (b)		122,000	117,425
United States Steel Corp.:
6.25%, 3/15/2026		64,000	63,440
6.875%, 8/15/2025		295,000	301,269
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		65,000	66,625
			6,426,294
Real Estate 1.6%
CyrusOne LP, (REIT), 5.375%, 3/15/2027		165,000	168,712
Iron Mountain, Inc.:
144A, (REIT), 5.25%, 3/15/2028		115,000	106,663
(REIT), 6.0%, 8/15/2023		300,000	307,689
MPT Operating Partnership LP, (REIT), 6.375%, 3/1/2024		170,000	177,650
SBA Communications Corp., (REIT), 4.0%, 10/1/2022		180,000	176,400
			937,114
Utilities 3.2%
AmeriGas Partners LP:
5.5%, 5/20/2025		120,000	117,900
5.75%, 5/20/2027		110,000	107,800
Calpine Corp.:
144A, 5.25%, 6/1/2026		90,000	83,363
5.75%, 1/15/2025 (b)		45,000	39,825
Clearway Energy Operating LLC, 144A, 5.75%, 10/15/2025 (c)		40,000	40,352
NGL Energy Partners LP, 5.125%, 7/15/2019		140,000	140,700
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028 (b)		200,000	202,000
6.25%, 7/15/2022		362,000	373,475
Vistra Energy Corp.:
5.875%, 6/1/2023		70,000	72,013
7.375%, 11/1/2022		195,000	202,556
7.625%, 11/1/2024		264,000	284,130
Vistra Operations Co., LLC, 144A, 5.5%, 9/1/2026		175,000	176,969
			1,841,083
Total Corporate Bonds (Cost $51,681,592)			51,649,347
Loan Participations and Assignments 3.2%
Senior Loans **
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, Zero Coupon, 6/1/2024		200,000	200,648
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.992%, 1/31/2025		1,330,150	1,322,501
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.408%, 7/17/2025		238,791	239,188
Unitymedia Finance LLC, Term Loan D, Zero Coupon, 1/15/2026		88,493	88,665
Total Loan Participations and Assignments (Cost $1,843,257)			1,851,002
Convertible Bonds 3.0%
Communication Services 0.1%
DISH Network Corp., 2.375%, 3/15/2024		35,000	31,022
Materials 2.9%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.321%, PIK, 10/18/2025 ** (d)		1,585,459	1,710,710
Total Convertible Bonds (Cost $1,612,217)			1,741,732
		Shares	Value ($)
Common Stocks 0.2%
Industrials 0.0%
Quad Graphics, Inc.		287	5,981
Materials 0.2%
GEO Specialty Chemicals, Inc.* (d)		682,427	116,012
GEO Specialty Chemicals, Inc. 144A* (d)		2,206	375
			116,387
Total Common Stocks (Cost $436,843)			122,368
Warrant 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $244,286)		1,100	45,734
		Principal Amount ($)(a)	Value ($)
Government & Agency Obligation 1.0%
U.S. Treasury Obligation U.S. Treasury Bills, 1.805% ***, 10/11/2018 (Cost $599,699)		600,000	599,659
		Shares	Value ($)
Securities Lending Collateral 5.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (e) (f) (Cost $3,229,198)		3,229,198	3,229,198
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 2.03% (e) (Cost $2,014,195)		2,014,195	2,014,195
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $61,661,287)		105.5	61,253,235
Other Assets and Liabilities, Net		(5.5)	(3,200,012)
Net Assets		100.0	58,053,223

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 5.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (e) (f)
1,697,463	1,531,735 (g)	—	—	—	29,372	—	3,229,198	3,229,198
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 2.03% (e)
2,240,926	18,548,666	18,775,397	—	—	50,772	—	2,014,195	2,014,195
3,938,389	20,080,401	18,775,397	—	—	80,144	—	5,243,393	5,243,393

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $3,099,807, which is 5.3% of net assets.
(c)	When-issued security.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of September 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	343,972	USD	406,430	10/31/2018	6,095	Bank of America

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$51,649,347	$—	$51,649,347
Loan Participations and Assignments	—	1,851,002	—	1,851,002
Convertible Bonds	—	31,022	1,710,710	1,741,732
Short-Term U.S. Treasury Obligation	—	599,659	—	599,659
Common Stocks (h)	5,981	—	116,387	122,368
Warrant	—	—	45,734	45,734
Short-Term Investments (h)	5,243,393	—	—	5,243,393
Derivatives (i)
Forward Foreign Currency Contracts	—	6,095	—	6,095
Total	$5,249,374	$54,137,125	$1,872,831	$61,259,330

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bond	Common Stocks	Warrants	Total
Balance as of December 31, 2017	$1,950,703	$49,368	$29,732	$2,029,803
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(282,950)	(77,673)	16,002	(344,621)
Amortization premium/discount	166	—	—	166
Purchases	42,791	144,692	—	187,483
(Sales)	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of September 30, 2018	$1,710,710	$116,387	$45,734	$1,872,831
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2018	$(282,950)	$(77,673)	$16,002	$(344,621)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$116,387	Market Approach	EV/EBITDA Multiple	5.56%
			Discount for Lack of Marketability	22%
Warrant
Materials	$45,734	Black Scholes Option Pricing Model	Implied Volatility of Option	19.77%
			Illiquidity Discount	20%
Convertible Bond
Materials	$1,710,710	Option Pricing Model	Implied Volatility of Option	45%
			Discount Rate	18.38%
			EV/EBITDA Multiple	5.56%
			Discount for Lack of Marketability	22%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments and Convertible Notes include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Currency Contracts	$ 6,095

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS CROCI® U.S. VIP

	Shares	Value ($)
Common Stocks 98.9%
Consumer Discretionary 9.8%
Auto Components 4.8%
American Axle & Manufacturing Holdings, Inc.*	215,497	3,758,268
BorgWarner, Inc.	81,993	3,507,660
		7,265,928
Household Durables 5.0%
D.R. Horton, Inc.	83,550	3,524,139
Garmin Ltd.	57,196	4,006,580
		7,530,719
Consumer Staples 9.7%
Beverages 4.9%
Coca-Cola Co.	80,010	3,695,662
PepsiCo, Inc.	32,501	3,633,612
		7,329,274
Food Products 2.3%
Tyson Foods, Inc. "A"	59,584	3,547,035
Household Products 2.5%
Procter & Gamble Co.	44,755	3,724,959
Financials 22.2%
Banks 7.4%
Citigroup, Inc.	53,064	3,806,811
JPMorgan Chase & Co.	32,626	3,681,518
U.S. Bancorp.	69,912	3,692,053
		11,180,382
Capital Markets 4.9%
Bank of New York Mellon Corp.	72,152	3,679,031
State Street Corp.	43,940	3,681,293
		7,360,324
Consumer Finance 9.9%
American Express Co.	36,261	3,861,434
Capital One Financial Corp.	37,601	3,569,463
Discover Financial Services	47,947	3,665,548
Synchrony Financial	121,352	3,771,620
		14,868,065
Health Care 15.3%
Biotechnology 7.7%
Amgen, Inc.	18,910	3,919,854
Celgene Corp.*	41,444	3,708,823
Gilead Sciences, Inc.	51,875	4,005,269
		11,633,946
Pharmaceuticals 7.6%
Johnson & Johnson	27,292	3,770,936
Merck & Co., Inc.	53,470	3,793,162
Pfizer, Inc.	87,871	3,872,475
		11,436,573
Industrials 12.8%
Aerospace & Defense 2.5%
Rockwell Collins, Inc.	27,215	3,822,891
Electrical Equipment 2.7%
Eaton Corp. PLC	46,028	3,992,009
Industrial Conglomerates 2.7%
Honeywell International, Inc.	24,123	4,014,067
Machinery 2.5%
Cummins, Inc.	25,830	3,772,988
Professional Services 2.4%
ManpowerGroup, Inc.	42,214	3,628,715
Information Technology 12.3%
IT Services 7.7%
Amdocs Ltd.	57,521	3,795,235
Cognizant Technology Solutions Corp. "A"	49,952	3,853,797
International Business Machines Corp.	25,519	3,858,728
		11,507,760
Semiconductors & Semiconductor Equipment 4.6%
Lam Research Corp.	22,244	3,374,415
Micron Technology, Inc.*	79,534	3,597,323
		6,971,738
Materials 9.6%
Chemicals 4.7%
Eastman Chemical Co.	38,117	3,648,559
LyondellBasell Industries NV "A"	32,783	3,360,586
		7,009,145
Containers & Packaging 2.4%
WestRock Co.	67,599	3,612,491
Metals & Mining 2.5%
Nucor Corp.	59,432	3,770,960
Utilities 7.2%
Electric Utilities 4.8%
Exelon Corp.	84,323	3,681,542
NextEra Energy, Inc.	21,368	3,581,277
		7,262,819
Multi-Utilities 2.4%
DTE Energy Co.	32,942	3,594,960
Total Common Stocks (Cost $142,858,802)		148,837,748
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.03% (a) (Cost $1,671,172)	1,671,172	1,671,172
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $144,529,974)	100.0	150,508,920
Other Assets and Liabilities, Net	0.0	(66,811)
Net Assets	100.0	150,442,109

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.00%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (a) (b)
4,968,641	—	4,968,641 (c)	—	—	1,961	—	—	—
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.03% (a)
1,372,351	17,381,337	17,082,516	—	—	20,740	—	1,671,172	1,671,172
6,340,992	17,381,337	22,051,157	—	—	22,701	—	1,671,172	1,671,172

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$148,837,748	$—	$—	$148,837,748
Short-Term Investments (d)	1,671,172	—	—	1,671,172
Total	$150,508,920	$—	$—	$150,508,920

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                    as of September 30, 2018 (Unaudited)

DWS Government Money Market VIP

	Principal Amount ($)	Value ($)
Government & Agency Obligations 69.9%
U.S. Government Sponsored Agencies 56.0%
Federal Farm Credit Bank:
1-month LIBOR minus 0.145%, 1.928% *, 3/29/2019	1,000,000	1,000,000
1-month LIBOR minus 0.165%, 1.939% *, 11/2/2018	500,000	499,999
1-month LIBOR minus 0.130%, 1.943% *, 4/29/2019	3,500,000	3,500,000
1-month LIBOR minus 0.165%, 1.968% *, 10/9/2018	250,000	250,000
1-month LIBOR minus 0.135%, 1.996% *, 4/11/2019	500,000	500,000
1-month LIBOR minus 0.123%, 2.025% *, 8/13/2019	1,000,000	1,000,000
1-month LIBOR minus 0.110%, 2.029% *, 3/12/2019	750,000	749,982
1-month LIBOR minus 0.145%, 2.073% *, 2/26/2019	750,000	749,988
1-month LIBOR minus 0.095%, 2.121% *, 7/25/2019	1,000,000	999,990
3-month LIBOR minus 0.180%, 2.163% *, 11/1/2019	500,000	500,000
1-month LIBOR plus 0.040%, 2.173% *, 1/10/2019	500,000	500,098
1-month LIBOR plus 0.190%, 2.355% *, 6/20/2019	500,000	501,043
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.472% *, 11/13/2018	1,500,000	1,500,000
Federal Home Loan Bank:
1.952% **, 10/5/2018	1,400,000	1,399,700
1.962% **, 10/9/2018	3,500,000	3,498,495
3-month LIBOR minus 0.330%, 2.003% *, 1/11/2019	1,000,000	1,000,000
1-month LIBOR minus 0.110%, 2.021% *, 10/11/2018	3,500,000	3,500,037
1-month LIBOR minus 0.135%, 2.023% *, 11/16/2018	1,000,000	1,000,000
3-month LIBOR minus 0.310%, 2.023% *, 1/11/2019	1,500,000	1,500,000
3-month LIBOR minus 0.330%, 2.023% *, 12/21/2018	750,000	750,000
1-month LIBOR minus 0.080%, 2.024% *, 2/4/2019	800,000	800,000
2.028% **, 10/30/2018	1,000,000	998,389
1-month LIBOR minus 0.100%, 2.031% *, 3/8/2019	1,250,000	1,250,000
1-month LIBOR minus 0.125%, 2.057% *, 6/21/2019	1,000,000	1,000,000
3-month LIBOR minus 0.280%, 2.063% *, 2/1/2019	2,000,000	2,000,000
1-month LIBOR minus 0.085%, 2.063% *, 9/13/2019	1,300,000	1,300,000
2.066% **, 11/7/2018	1,000,000	997,905
1-month LIBOR minus 0.130%, 2.082% *, 3/22/2019	1,000,000	1,000,000
1-month LIBOR minus 0.110%, 2.102% *, 2/22/2019	1,500,000	1,500,000
3-month LIBOR minus 0.190%, 2.125% *, 8/28/2019	1,000,000	1,000,000
2.128% **, 11/28/2018	800,000	797,295
2.184% **, 12/19/2018	2,000,000	1,990,546
2.225% **, 1/18/2019	400,000	397,341
2.342% **, 3/20/2019	350,000	346,182
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 09/20/2019 *	1,200,000	1,200,000
Federal Home Loan Mortgage Corp.:
2.144% **, 12/19/2018	850,000	846,055
2.149% **, 12/19/2018	2,000,000	1,990,695
1.982% **, 10/18/2018	1,000,000	999,077
1-month LIBOR minus 0.150%, 1.998% *, 2/13/2019	1,000,000	1,000,000
1-month LIBOR minus 0.100%, 2.033% *, 8/8/2019	2,500,000	2,499,591
1-month LIBOR minus 0.130%, 2.052% *, 11/21/2018	1,200,000	1,199,912
1-month LIBOR minus 0.100%, 2.065% *, 3/18/2019	1,100,000	1,100,000
3-month LIBOR minus 0.250%, 2.081% *, 10/10/2018	1,000,000	1,000,000
1-month LIBOR minus 0.110%, 2.132% *, 5/28/2019	1,250,000	1,250,000
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 09/20/2019 *	400,000	400,000
		53,762,320
U.S. Treasury Obligations 13.9%
U.S. Treasury Bills:
2.009% **, 10/18/2018	1,500,000	1,498,597
2.059% **, 11/23/2018	1,500,000	1,495,516
2.225% **, 2/14/2019	750,000	743,781
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 2.262% *, 4/30/2019	1,000,000	1,000,108
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.332% *, 1/31/2019	1,000,000	1,000,688
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 2.362% *, 10/31/2018	7,550,000	7,551,547
		13,290,237
Total Government & Agency Obligations (Cost $67,052,557)		67,052,557
Repurchase Agreements 31.2%
BNP Paribas, 2.24%, dated 9/28/2018, to be repurchased at $10,001,867 on 10/1/2018 (a)	10,000,000	10,000,000
Wells Fargo Bank, 2.26%, dated 9/28/2018, to be repurchased at $19,948,756 on 10/1/2018 (b)	19,945,000	19,945,000
Total Repurchase Agreements (Cost $29,945,000)		29,945,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $96,997,557)	101.1	96,997,557
Other Assets and Liabilities, Net	(1.1)	(1,060,087)
Net Assets	100.0	95,937,470

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of September 30, 2018.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bond	8.125	08/15/2019	106
10,258,100	U.S. Treasury Notes	1-2.625	7/31/2019-8/31/2020	10,199,895
Total Collateral Value				10,200,001

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,433,330	Federal National Mortgage Association	2.0-7.0	12/1/2019-10/1/2048	15,458,009
1,416,048	Federal National Mortgage Association- Interest Only	3.5-8	7/25/2030-8/25/2047	273,654
3,421,176	Federal National Mortgage Corp.	2.5-6.5	5/1/2023-8/1/2048	3,377,973
602,139	Federal National Mortgage Corp.- Interest Only	3.0-5.5	11/15/2031-4/15/2046	91,776
55,325	Freddie Mac Multifamily Structured Pass-Through Certificates	1.278-2.896	6/25/2021-1/25/2041	25,264
796,815	Government National Mortgage Association	3.5-6.0	2/20/2038-9/20/2048	829,827
18,881	Residual Funding Corp.	Zero coupon	10/15/2020	17,760
275,627	Tennessee Valley Authority	2.875-3.875	2/15/2021-12-15/2042	269,637
Total Collateral Value				20,343,900

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$67,052,557	$—	$67,052,557
Repurchase Agreement (c)	—	29,945,000	—	29,945,000
Total	$—	$96,997,557	$—	$96,997,557

(c)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 96.6%
Communication Services 1.0%
Entertainment
Cinemark Holdings, Inc.	13,014	523,163
Take-Two Interactive Software, Inc.*	2,302	317,653
		840,816
Consumer Discretionary 14.5%
Auto Components 1.2%
Gentherm, Inc.*	7,798	354,419
Tenneco, Inc.	14,844	625,526
		979,945
Diversified Consumer Services 2.3%
Bright Horizons Family Solutions, Inc.*	9,008	1,061,503
ServiceMaster Global Holdings, Inc.*	13,978	867,055
		1,928,558
Hotels, Restaurants & Leisure 1.4%
Hilton Grand Vacations, Inc.*	15,442	511,130
Jack in the Box, Inc.	8,357	700,568
		1,211,698
Household Durables 3.5%
Helen of Troy Ltd.*	7,668	1,003,741
iRobot Corp.* (a)	13,414	1,474,467
TopBuild Corp.*	7,521	427,343
		2,905,551
Internet & Direct Marketing Retail 1.3%
GrubHub, Inc.*	3,879	537,707
Shutterfly, Inc.*	8,407	553,937
		1,091,644
Specialty Retail 4.1%
Burlington Stores, Inc.*	7,180	1,169,766
Camping World Holdings, Inc. "A" (a)	30,031	640,261
Tailored Brands, Inc.	25,304	637,408
The Children's Place, Inc.	7,548	964,634
		3,412,069
Textiles, Apparel & Luxury Goods 0.7%
Carter's, Inc.	6,302	621,377
Consumer Staples 1.9%
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	5,389	695,774
Food Products 0.4%
SunOpta, Inc.* (a)	44,516	327,192
Household Products 0.7%
Spectrum Brands Holdings, Inc.	7,393	552,405
Energy 2.9%
Energy Equipment & Services 1.9%
Dril-Quip, Inc.*	16,509	862,595
Oil States International, Inc.*	23,188	769,842
		1,632,437
Oil, Gas & Consumable Fuels 1.0%
Contango Oil & Gas Co.*	7,770	48,019
Whiting Petroleum Corp.*	14,450	766,428
		814,447
Financials 6.7%
Banks 4.1%
Eagle Bancorp., Inc.*	7,800	394,680
FCB Financial Holdings, Inc. "A"*	17,761	841,871
Pinnacle Financial Partners, Inc.	7,734	465,200
South State Corp.	8,497	696,754
SVB Financial Group*	3,490	1,084,797
		3,483,302
Capital Markets 1.9%
Lazard Ltd. "A"	14,525	699,088
Moelis & Co. "A"	15,610	855,428
		1,554,516
Consumer Finance 0.7%
Green Dot Corp. "A"*	6,843	607,796
Health Care 22.2%
Biotechnology 9.7%
Acceleron Pharma, Inc.*	4,129	236,303
Alkermes PLC*	12,591	534,362
Amicus Therapeutics, Inc.*	24,864	300,606
Arena Pharmaceuticals, Inc.*	7,580	348,832
Bluebird Bio, Inc.*	2,454	358,284
Clovis Oncology, Inc.*	4,722	138,685
Emergent BioSolutions, Inc.*	14,518	955,720
Heron Therapeutics, Inc.* (a)	26,667	844,011
Ligand Pharmaceuticals, Inc.*	6,029	1,654,900
Neurocrine Biosciences, Inc.*	10,796	1,327,368
Retrophin, Inc.*	51,813	1,488,587
		8,187,658
Health Care Equipment & Supplies 2.8%
Cardiovascular Systems, Inc.*	22,867	895,014
Globus Medical, Inc. "A"*	6,498	368,826
Masimo Corp.*	5,350	666,289
Natus Medical, Inc.*	12,490	445,269
		2,375,398
Health Care Providers & Services 6.8%
AMN Healthcare Services, Inc.*	14,458	790,853
BioScrip, Inc.*	257,972	799,713
Molina Healthcare, Inc.*	12,438	1,849,531
Providence Service Corp.*	14,969	1,007,114
RadNet, Inc.*	58,745	884,112
Tivity Health, Inc.*	11,432	367,539
		5,698,862
Health Care Technology 1.5%
athenahealth, Inc.*	3,075	410,820
HMS Holdings Corp.*	26,025	853,880
		1,264,700
Pharmaceuticals 1.4%
Assertio Therapeutics, Inc.*	29,545	173,725
Avadel Pharmaceuticals PLC (ADR)*	39,179	171,996
Nektar Therapeutics*	3,000	182,880
Pacira Pharmaceuticals, Inc.*	12,502	614,473
		1,143,074
Industrials 18.1%
Aerospace & Defense 0.9%
HEICO Corp.	8,035	744,121
Building Products 3.0%
A.O. Smith Corp.	16,215	865,395
Allegion PLC	11,168	1,011,486
Fortune Brands Home & Security, Inc.	12,443	651,515
		2,528,396
Commercial Services & Supplies 3.9%
Advanced Disposal Services, Inc.*	39,685	1,074,669
MSA Safety, Inc.	3,811	405,643
The Brink's Co.	13,160	917,910
UniFirst Corp.	5,289	918,435
		3,316,657
Construction & Engineering 0.6%
MasTec, Inc.*	10,594	473,022
Electrical Equipment 1.3%
Thermon Group Holdings, Inc.*	41,624	1,073,067
Machinery 3.4%
Hillenbrand, Inc.	11,100	580,530
IDEX Corp.	2,649	399,098
ITT, Inc.	13,896	851,269
Kennametal, Inc.	22,978	1,000,922
		2,831,819
Professional Services 1.6%
Kforce, Inc.	23,789	894,466
Mistras Group, Inc.*	19,329	418,860
		1,313,326
Trading Companies & Distributors 3.4%
H&E Equipment Services, Inc.	22,623	854,697
Rush Enterprises, Inc. "A"	35,301	1,387,682
Titan Machinery, Inc.*	42,049	651,129
		2,893,508
Information Technology 21.6%
Communications Equipment 0.8%
Lumentum Holdings, Inc.*	10,532	631,393
Electronic Equipment, Instruments & Components 2.3%
Anixter International, Inc.*	7,752	544,966
Belden, Inc.	9,155	653,758
Cognex Corp.	8,337	465,371
IPG Photonics Corp.*	1,994	311,204
		1,975,299
IT Services 4.5%
Broadridge Financial Solutions, Inc.	11,030	1,455,408
MAXIMUS, Inc.	9,060	589,444
WEX, Inc.*	4,517	906,833
WNS Holdings Ltd. (ADR)*	15,577	790,533
		3,742,218
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	19,780	1,021,637
Advanced Micro Devices, Inc.* (a)	22,933	708,400
Cypress Semiconductor Corp.	45,493	659,194
Entegris, Inc.	14,392	416,648
		2,805,879
Software 10.2%
2U, Inc.*	4,424	332,640
Aspen Technology, Inc.*	12,688	1,445,290
Cision Ltd.*	38,666	649,589
Envestnet, Inc.*	8,500	518,075
Five9, Inc.*	20,949	915,262
Proofpoint, Inc.*	8,009	851,597
QAD, Inc. "A"	16,918	958,405
Tyler Technologies, Inc.*	6,582	1,612,985
Varonis Systems, Inc.*	17,800	1,303,850
		8,587,693
Technology Hardware, Storage & Peripherals 0.5%
Super Micro Computer, Inc.*	20,606	424,690
Materials 5.6%
Chemicals 2.7%
KMG Chemicals, Inc.	16,579	1,252,710
Trinseo SA	12,784	1,000,987
		2,253,697
Construction Materials 1.0%
Eagle Materials, Inc.	10,034	855,298
Containers & Packaging 0.5%
Berry Global Group, Inc.*	8,183	395,975
Metals & Mining 1.4%
Cleveland-Cliffs, Inc.* (a)	71,240	901,898
First Quantum Minerals Ltd.	26,721	304,313
		1,206,211
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	33,531	853,028
SBA Communications Corp. *	2,141	343,909
Urban Edge Properties	27,384	604,639
		1,801,576
Total Common Stocks (Cost $54,550,728)		81,183,064
Convertible Preferred Stock 0.6%
Health Care
Providence Service Corp., 5.5% (b) (Cost $283,300)	2,833	477,945
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d) (Cost $4,034,567)	4,034,567	4,034,567
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 2.03% (c) (Cost $2,393,342)	2,393,342	2,393,342
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $61,261,937)	104.8	88,088,918
Other Assets and Liabilities, Net	(4.8)	(4,064,186)
Net Assets	100.0	84,024,732

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d)
3,961,099	73,468 (e)	—	—	—	19,364	—	4,034,567	4,034,567
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 2.03% (c)
1,762,858	12,082,832	11,452,348	—	—	32,789	—	2,393,342	2,393,342
5,723,957	12,156,300	11,452,348	—	—	52,153	—	6,427,909	6,427,909

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $3,917,008, which is 4.7% of net assets.
(b)	Investment was valued using significiant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$81,183,064	$—	$—	$81,183,064
Convertible Preferred Stock	—	—	477,945	477,945
Short-Term Investments (f)	6,427,909	—	—	6,427,909
Total	$87,610,973	$—	$477,945	$88,088,918

(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 1.5%
Media
Interpublic Group of Companies, Inc.	69,952	1,599,802
Consumer Discretionary 11.4%
Auto Components 1.4%
Visteon Corp.*	15,913	1,478,317
Automobiles 1.5%
Winnebago Industries, Inc.	47,182	1,564,083
Diversified Consumer Services 1.5%
Regis Corp.*	79,032	1,614,624
Hotels, Restaurants & Leisure 1.5%
Aramark	12,300	529,146
Denny's Corp.*	68,340	1,005,965
		1,535,111
Household Durables 3.0%
Helen of Troy Ltd.*	18,578	2,431,860
PulteGroup, Inc.	31,901	790,188
		3,222,048
Textiles, Apparel & Luxury Goods 2.5%
Carter's, Inc.	10,035	989,451
Columbia Sportswear Co.	17,354	1,615,137
		2,604,588
Consumer Staples 4.6%
Food & Staples Retailing 1.6%
U.S. Foods Holding Corp.*	54,263	1,672,386
Food Products 1.9%
Lamb Weston Holdings, Inc.	18,123	1,206,992
Pinnacle Foods, Inc.	13,072	847,196
		2,054,188
Household Products 1.1%
Central Garden & Pet Co.* (a)	31,515	1,135,801
Energy 6.8%
Energy Equipment & Services 0.9%
Patterson-UTI Energy, Inc.	55,905	956,534
Oil, Gas & Consumable Fuels 5.9%
HollyFrontier Corp.	12,696	887,451
Matador Resources Co.*	52,696	1,741,603
Murphy Oil Corp.	26,957	898,746
Parsley Energy, Inc. "A"*	22,457	656,867
Targa Resources Corp.	15,978	899,721
WPX Energy, Inc.*	59,273	1,192,573
		6,276,961
Financials 21.9%
Banks 13.5%
Eagle Bancorp., Inc.*	28,517	1,442,960
East West Bancorp., Inc.	25,668	1,549,577
Great Western Bancorp., Inc.	60,545	2,554,393
Hancock Whitney Corp.	46,301	2,201,613
Pacific Premier Bancorp., Inc.*	39,378	1,464,862
Sterling Bancorp.	91,854	2,020,788
TCF Financial Corp.	71,128	1,693,558
UMB Financial Corp.	18,452	1,308,247
		14,235,998
Capital Markets 1.1%
E*TRADE Financial Corp.*	23,134	1,211,990
Insurance 5.8%
American Financial Group, Inc.	7,700	854,469
Assurant, Inc.	5,100	550,545
Brown & Brown, Inc.	48,369	1,430,271
CNO Financial Group, Inc.	67,886	1,440,541
ProAssurance Corp.	20,411	958,297
Torchmark Corp.	9,800	849,562
		6,083,685
Thrifts & Mortgage Finance 1.5%
Walker & Dunlop, Inc.	29,822	1,576,987
Health Care 6.2%
Health Care Providers & Services 3.7%
Encompass Health Corp.	30,537	2,380,359
Premier, Inc. "A"*	34,121	1,562,059
		3,942,418
Life Sciences Tools & Services 2.5%
Bruker Corp.	42,574	1,424,100
PerkinElmer, Inc.	12,605	1,226,089
		2,650,189
Industrials 17.9%
Building Products 1.2%
Simpson Manufacturing Co., Inc.	18,098	1,311,381
Commercial Services & Supplies 2.9%
Interface, Inc.	85,328	1,992,409
The Brink's Co.	16,013	1,116,907
		3,109,316
Electrical Equipment 2.1%
EnerSys	26,057	2,270,346
Machinery 7.5%
Douglas Dynamics, Inc.	20,212	887,307
Federal Signal Corp.	79,374	2,125,636
Global Brass & Copper Holdings, Inc.	56,284	2,076,879
Hillenbrand, Inc.	33,803	1,767,897
Stanley Black & Decker, Inc.	6,963	1,019,662
		7,877,381
Professional Services 3.0%
ICF International, Inc.	19,649	1,482,517
ManpowerGroup, Inc.	8,734	750,774
Nielsen Holdings PLC	33,286	920,691
		3,153,982
Trading Companies & Distributors 1.2%
AerCap Holdings NV*	21,538	1,238,866
Information Technology 9.5%
Electronic Equipment, Instruments & Components 5.2%
Dolby Laboratories, Inc. "A"	18,924	1,324,112
Insight Enterprises, Inc.*	37,400	2,022,966
Rogers Corp.*	14,370	2,116,989
		5,464,067
IT Services 2.2%
Euronet Worldwide, Inc.*	9,361	938,159
Travelport Worldwide Ltd.	83,672	1,411,547
		2,349,706
Software 2.1%
LogMeIn, Inc.	3,147	280,398
Verint Systems, Inc.*	39,135	1,960,663
		2,241,061
Materials 4.9%
Chemicals 1.4%
Minerals Technologies, Inc.	21,544	1,456,374
Containers & Packaging 1.7%
Owens-Illinois, Inc.*	95,971	1,803,295
Metals & Mining 1.8%
Commercial Metals Co.	28,909	593,213
Steel Dynamics, Inc.	28,062	1,268,122
		1,861,335
Real Estate 9.9%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	32,916	1,748,498
Community Healthcare Trust, Inc.	60,375	1,870,417
Easterly Government Properties, Inc.	71,737	1,389,546
Gaming and Leisure Properties, Inc.	22,266	784,877
Highwoods Properties, Inc.	28,870	1,364,396
Pebblebrook Hotel Trust (a)	48,416	1,760,890
STAG Industrial, Inc.	56,593	1,556,307
		10,474,931
Utilities 4.4%
Electric Utilities 3.1%
Alliant Energy Corp.	33,308	1,417,922
IDACORP, Inc.	18,329	1,818,787
		3,236,709
Gas Utilities 1.3%
ONE Gas, Inc.	16,572	1,363,544
Total Common Stocks (Cost $87,392,104)		104,628,004
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (b) (c) (Cost $2,897,250)	2,897,250	2,897,250
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.03% (b) (Cost $1,766,976)	1,766,976	1,766,976
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $92,056,330)	103.4	109,292,230
Other Assets and Liabilities, Net	(3.4)	(3,628,018)
Net Assets	100.0	105,664,212

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (b) (c)
—	2,897,250(d)	—	—	—	1,535	—	2,897,250	2,897,250
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.03% (b)
4,418,900	30,127,511	32,779,435	—	—	45,416	—	1,766,976	1,766,976
4,418,900	33,024,761	32,779,435	—	—	46,951	—	4,664,226	4,664,226

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $2,830,531, which is 2.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$104,628,004	$—	$—	$104,628,004
Short-Term Investments (e)	4,664,226	—	—	4,664,226
Total	$109,292,230	$—	$—	$109,292,230

(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS Multisector Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 10.4%
Consumer Discretionary 1.3%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025		60,000	59,751
Expedia Group, Inc., 3.8%, 2/15/2028		55,000	50,694
			110,445
Energy 4.8%
Chesapeake Energy Corp., 8.0%, 1/15/2025 (b)		65,000	67,031
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		200,000	200,376
Oasis Petroleum, Inc., 6.875%, 3/15/2022		48,000	48,839
Weatherford International Ltd., 9.875%, 2/15/2024		100,000	98,000
			414,246
Financials 0.5%
FS Investment Corp., 4.75%, 5/15/2022		40,000	39,817
Industrials 0.7%
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		60,000	60,525
Information Technology 0.7%
DXC Technology Co., 4.75%, 4/15/2027		60,000	61,417
Materials 1.2%
AK Steel Corp., 7.0%, 3/15/2027 (b)		100,000	96,000
CF Industries, Inc., 144A, 4.5%, 12/1/2026		5,000	4,966
			100,966
Real Estate 1.2%
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		25,000	24,715
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (b)		35,000	33,992
Select Income REIT:
(REIT), 4.15%, 2/1/2022		30,000	29,704
(REIT), 4.25%, 5/15/2024		10,000	9,566
			97,977
Total Corporate Bonds (Cost $907,124)			885,393
Asset-Backed 2.2%
Home Equity Loans 0.2%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		14,899	15,179
Miscellaneous 2.0%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		108,900	107,102
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		70,055	68,849
			175,951
Total Asset-Backed (Cost $193,495)			191,130
Commercial Mortgage-Backed Security 4.8%
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038 (Cost $443,746)		440,990	408,336
Collateralized Mortgage Obligations 17.2%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 3.858% **, 2/25/2034		31,046	31,048
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 4.671% **, 12/25/2035		39,165	39,947
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		30,634	30,576
Fannie Mae Connecticut Avenue Securities: "1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.366% **, 9/25/2028		26,385	26,491
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.566% **, 1/25/2031		100,000	101,625
Federal Home Loan Mortgage Corp.:
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		99,963	6,305
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		409,462	97,843
"M2", Series 2017-DNA2, 1-month USD-LIBOR + 3.450%, 5.666% **, 10/25/2029		250,000	275,543
Federal National Mortgage Association,
"4", Series 406, Interest Only, 4.0%, 9/25/2040		96,364	20,468
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		881,728	100,475
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		110,205	17,565
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		231,156	46,464
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		35,770	8,228
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		117,348	23,866
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		119,650	23,095
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		99,976	16,655
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 3.703% **, 4/25/2036		129,197	123,076
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 4.281% **, 10/25/2033		25,541	25,786
RESIMAC, "A2", Series 2017-2, Australian Bank Bill Short Term Rates 1-Month Mid + 1.200%, 3.035% **, 1/15/2049	AUD	441,233	317,882
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.234% **, 9/25/2048		108,108	108,442
Wells Fargo Mortgage-Backed Securities Trust, "2A3", Series 2004-EE, 4.371% **, 12/25/2034		30,916	30,984
Total Collateralized Mortgage Obligations (Cost $1,228,838)			1,472,364
Government & Agency Obligations 39.9%
Other Government Related (c) 6.1%
Sberbank of Russia, 144A, 5.125%, 10/29/2022		200,000	197,270
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		290,000	321,962
			519,232
Sovereign Bonds 17.1%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	515,000,000	34,811
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024 (b)		200,000	191,500
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	2,947,236	148,737
Republic of Angola, 144A, 9.5%, 11/12/2025		200,000	226,516
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	72
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	43,540
Republic of Namibia, 144A, 5.25%, 10/29/2025		200,000	188,500
Republic of Senegal, 144A, 6.25%, 7/30/2024		200,000	201,524
Republic of Slovenia, 144A, 5.5%, 10/26/2022		100,000	107,340
Republic of Zambia, 144A, 5.375%, 9/20/2022		200,000	139,768
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	3,845,600	181,245
			1,463,553
U.S. Treasury Obligations 16.7%
U.S. Treasury Bonds:
3.0%, 5/15/2047		20,000	19,263
3.0%, 2/15/2048		5,000	4,812
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/2023		177,546	175,241
U.S. Treasury Notes:
1.5%, 5/31/2019		232,600	231,064
1.625%, 12/31/2019		109,000	107,544
2.625%, 8/31/2020		900,000	896,766
			1,434,690
Total Government & Agency Obligations (Cost $3,484,977)			3,417,475
Short-Term U.S. Treasury Obligations 10.8%
U.S. Treasury Bills:
1.381% ***, 10/11/2018		730,000	729,585
2.356% ***, 8/15/2019 (d)		200,000	195,612
Total Short-Term U.S. Treasury Obligations (Cost $925,547)			925,197
Loan Participations and Assignments 5.4%
Senior Loans **
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.992%, 6/24/2021		67,025	67,376
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.432%, 2/22/2024		60,000	60,238
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 5.242%, 6/7/2023		57,187	57,625
MEG Energy Corp., Term Loan B, 1-month USD LIBOR + 3.500%, 5.75%, 12/31/2023		5,476	5,503
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.136%, 6/30/2023		113,134	113,382
Quebecor Media, Inc., Term Loan B1, 3-month USD LIBOR + 2.250%, 4.564%, 8/17/2020		85,500	85,767
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.104%, 6/1/2025		73,618	74,074
Total Loan Participations and Assignments (Cost $461,914)			463,965
Convertible Bond 2.0%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.321% PIK, 10/18/2025 ** (e) (Cost $145,941)		146,805	158,403
Common Stocks 0.1%
Industrials 0.0%
Quad Graphics, Inc.		4	83
Materials 0.1%
GEO Specialty Chemicals, Inc.* (e)		63,050	10,719
Total Common Stocks (Cost $33,332)			10,802
Warrant 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $17,432)		85	3,534
Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (f) (g) (Cost $390,715)		390,715	390,715
Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 2.03% (f) (Cost $477,005)		477,005	477,005
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $8,710,066)		103.1	8,804,319
Other Assets and Liabilities, Net		(3.1)	(264,217)
Net Assets		100.0	8,540,102

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (f) (g)
154,990	235,725 (h)	—	—	—	3,762	—	390,715	390,715
Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 2.03% (f)
539,169	3,634,160	3,696,324	—	—	10,854	—	477,005	477,005
694,159	3,869,885	3,696,324	—	—	14,616	—	867,720	867,720

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $379,685, which is 4.4% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At September 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
2 Year U.S. Treasury Note	USD	12/31/2018	5	1,054,493	1,053,672	(821)
U.S. Treasury Long Bond	USD	12/19/2018	2	287,504	281,000	(6,504)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2018	8	1,021,642	1,008,000	(13,642)
Ultra Long U.S. Treasury Bond	USD	12/19/2018	1	158,659	154,281	(4,378)
Total unrealized depreciation						(25,345)

At September 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	12/31/2018	2	226,481	224,953	1,528
Euro-Schatz	EUR	12/6/2018	9	1,169,854	1,167,988	1,866
Total unrealized appreciation						3,394

As of September 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CNY	1,330,149	USD	200,000	10/9/2018	6,681	Credit Agricole
AUD	505,000	USD	366,550	11/16/2018	1,400	Bank of America
Total unrealized appreciation					8,081
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	5,100,000	USD	263,757	10/23/2018	(7,875)	Barclays Bank PLC
USD	179,488	EUR	153,030	11/23/2018	(1,088)	JPMorgan Chase Securities, Inc.
EUR	153,072	USD	177,623	11/23/2018	(826)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(9,789)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$885,393	$—	$885,393
Asset-Backed	—	191,130	—	191,130
Commercial Mortgage-Backed Security	—	408,336	—	408,336
Collateralized Mortgage Obligations	—	1,472,364	—	1,472,364
Government & Agency Obligations	—	3,417,475	—	3,417,475
Short-Term U.S. Treasury Obligations	—	925,197	—	925,197
Loan Participations and Assignments	—	463,965	—	463,965
Convertible Bond	—	—	158,403	158,403
Common Stocks	83	—	10,719	10,802
Warrant	—	—	3,534	3,534
Short-Term Investments (i)	867,720	—	—	867,720
Derivatives (j)
Futures Contracts	3,394	—	—	3,394
Forward Foreign Currency Contracts	—	8,081	—	8,081
Total	$871,197	$7,771,941	$172,656	$8,815,794
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(25,345)	$—	$—	$(25,345)
Forward Foreign Currency Contracts	—	(9,789)	—	(9,789)
Total	$(25,345)	$(9,789)	$—	$(35,134)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of December 31, 2017	$180,626	$4,455	$2,298	$187,379
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(26,198)	(7,135)	1,236	(32,097)
Amortization premium/discount	14	—	—	14
Purchases	3,961	13,399	—	17,360
(Sales)	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of September 30, 2018	$158,403	$10,719	$3,534	$172,656
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2018	$(26,198)	$(7,135)	$1,236	$(32,097)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Convertible Bond:
Materials	$158,403	Options Pricing Model	Implied Volatility of Option	45%
			Discount Rate	18.38%
			EV/EBITDA Multiple	5.56%
			Discount for lack of marketability	22%
Common Stock:
Materials	$10,719	Market Approach	EV/EBITDA Multiple	5.56%
			Discount for lack of marketability	22%
Warrant:
Materials	$3,534	Black Scholes Option Pricing Model	Implied Volatility of Option	19.77%
			Illiquidity Discount	20%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments and Convertible Notes include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Currency Contracts	$ —	$ (1,708)
Interest Rate Contracts	$ (21,951)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series II

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018